As filed with the Securities and Exchange Commission on July 7, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file Number: 811-21168

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
             (Exact Name of the Registrant as Specified in Charter)
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                      c/o Neuberger Berman Management Inc.
                Neuberger Berman Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

   Arthur C. Delibert, Esq.                        Ellen Metzger, Esq.
   Kirkpatrick & Lockhart LLP                      Neuberger Berman, LLC
   1800 Massachusetts Avenue, N.W. 2nd Floor       605 Third Avenue
   Washington, DC 20036-1800                       New York, New York 10158-3698
                     (Names addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report                                     [NEUBERGER BERMAN LOGO]
April 30, 2004                                         A LEHMAN BROTHERS COMPANY


                       Neuberger Berman

                       INTERMEDIATE
                       MUNICIPAL
                       CLOSED-END FUNDS


                              California Intermediate Municipal Fund Inc.

                              Intermediate Municipal Fund Inc.

                              New York Intermediate Municipal Fund Inc.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

CHAIRMAN'S LETTER
-----------------

Dear Fellow Shareholder,

I am pleased to present to you this semi-annual report of the Neuberger Berman Intermediate Municipal Closed-End Funds, for the period ending April 30, 2004. The report includes a listing of the Funds' investments and their financial statements for the reporting period.

Each Fund's investment objective is to provide current income exempt from regular federal income tax and, for each state-specific Fund, current income exempt from that state's income taxes.

We invest in intermediate-term municipal bonds (maturities between three and eight years) because our experience and research indicate strongly that this maturity range has historically offered the best risk/reward profile on the yield curve, providing much of the return of longer-term bonds -- with less volatility and risk.

We believe our conservative investing philosophy and disciplined investment process will benefit you with superior tax-exempt current income over the long term.

Thank you for your confidence in Neuberger Berman. We will continue to do our best to keep earning it.

Sincerely,


/s/ Peter Sundman

PETER SUNDMAN
CHAIRMAN OF THE BOARD
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
INTERMEDIATE MUNICIPAL FUND INC.
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.


"NEUBERGER BERMAN" AND THE NEUBERGER BERMAN LOGO ARE SERVICE MARKS OF NEUBERGER BERMAN, LLC. "NEUBERGER BERMAN MANAGEMENT INC." AND THE INDIVIDUAL FUND NAME IN THIS SHAREHOLDER REPORT ARE EITHER SERVICE MARKS OR REGISTERED SERVICE MARKS OF NEUBERGER BERMAN MANAGEMENT INC.(C)2004 NEUBERGER BERMAN MANAGEMENT INC. ALL RIGHTS RESERVED.

CONTENTS
--------

THE FUNDS

CHAIRMAN'S LETTER                                               1

PORTFOLIO COMMENTARIES/
PERFORMANCE HIGHLIGHTS
California Intermediate Municipal Fund Inc.                     2
Intermediate Municipal Fund Inc.                                2
New York Intermediate Municipal Fund Inc.                       3

SCHEDULE OF INVESTMENTS
California Intermediate Municipal Fund Inc.                     6
Intermediate Municipal Fund Inc.                               11
New York Intermediate Municipal Fund Inc.                      18

FINANCIAL STATEMENTS                                           24

FINANCIAL HIGHLIGHTS
PER SHARE DATA
California Intermediate Municipal Fund Inc.                    34
Intermediate Municipal Fund Inc.                               35
New York Intermediate Municipal Fund Inc.                      36

DIVIDEND REINVESTMENT PLAN                                     38

DIRECTORY                                                      40

DIRECTORS AND OFFICERS                                         41

PROXY VOTING POLICIES AND PROCEDURES                           48

INTERMEDIATE MUNICIPAL CLOSED-END FUNDS Portfolio Commentaries
---------------------------------------------------------------

          We are pleased to report that on a Net Asset Value (NAV) basis, all three of Neuberger Berman's Intermediate Municipal Closed-End Funds delivered positive returns and outperformed the Lehman Brothers 10-Year Municipal Bond Index benchmark in fiscal first-half 2004.

          We enjoyed a stable bond market through the first five months of this six-month reporting period. However, when a strong March jobs report was released in early April and investors became convinced the Federal Reserve would begin tightening this summer, bond prices came under heavy pressure. Municipal securities' performance tracked that of the broad fixed-income market throughout this reporting period.

          Robust third-quarter 2003 GDP growth had inspired us to assume a defensive posture long before the March jobs reports rattled the fixed-income markets. We reduced the portfolios' weighted average maturity and duration to hedge against interest rate risk. To enhance liquidity, we upgraded the credit quality of all the portfolios. These strategies could not offer total protection against April's volatile fixed-income markets, but going forward, we believe our more defensive posture will help preserve capital in what is likely to remain an unsettled market environment for at least the next several months.

          Looking ahead, we believe the fixed-income markets will remain volatile for at least the next several months as investors continue to ponder how much the Federal Reserve will hike short-term interest rates. We believe the Fed will take a cautious, measured approach, tapping lightly on the monetary brakes this summer and then waiting for the election year dust to settle. If economic growth begins to moderate in second-half 2004, we believe the threat of inflation will diminish and that Fed rate hikes may be more modest than the bond market is currently anticipating. We will remain defensively postured until we see solid evidence that the municipal bond market is firming.

          INTERMEDIATE MUNICIPAL FUND INC.
          (AMEX: NBH)

          For the six months ended April 30, 2004, on a Net Asset Value (NAV) basis, the Intermediate Municipal Fund returned 2.20% compared to the Lehman 10-Year Municipal Bond Index's 0.92% return.

          As of April 30, 2004, the portfolio was comprised of 75.1% revenue bonds, 23.3% general obligation bonds, and 1.6% cash and cash equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 12.5% of assets. At the close of the reporting period, the Fund's duration was 6.6 years, and the portfolio's leverage position was 37.7% of net assets.

          CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
          (AMEX: NBW)

          For the six months ended April 30, 2004, on a Net Asset Value (NAV) basis, the California Intermediate Municipal Fund returned 1.82% compared to the Lehman 10-Year Municipal Bond Index's 0.92% return.

          As of April 30, 2004, the portfolio was comprised of 87.5% revenue bonds, 10.8% general obligation bonds, and 1.7% cash and cash equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 13.2% of assets. At the close of the reporting period, the Fund's duration was 6.6 years, and the portfolio's leverage position was 37.9% of net assets.

          Shortly after the close of first-half fiscal 2004, California successfully issued $7.9 billion in Economic Recovery Bonds. The issue was over-subscribed at prices reflecting investor confidence that California will effectively address its structural budget deficit.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

          NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
          (AMEX: NBO)

          For the six months ended April 30, 2004, on a Net Asset Value (NAV) basis, the New York Intermediate Municipal Fund returned 1.82% compared to the Lehman 10-Year Municipal Bond Index's 0.92% return.

          As of April 30, 2004, the portfolio was comprised of 94.6% revenue bonds, 3.6% general obligation bonds, and 1.8% cash and cash equivalents. Bonds subject to the Alternative Minimum Tax (AMT) equaled 17.3% of assets. At the close of the reporting period, the Fund's duration was 6.7 years, and the portfolio's leverage position was 37.8% of net assets.

          Sincerely,

                                /s/ Ted Giuliano

                                /s/ Thomas Brophy

                                /s/ Lori Canell

                           TED GIULIANO, THOMAS BROPHY
                                       AND
                                   LORI CANELL
                              PORTFOLIO CO-MANAGERS

          PERFORMANCE HIGHLIGHTS
          NEUBERGER BERMAN NAV (1)

                                                                           SIX MONTH                  AVERAGE ANNUAL
                                                                        PERIOD ENDED                    TOTAL RETURN
                                                    INCEPTION DATE         4/30/2004       1 YEAR    SINCE INCEPTION
          CALIFORNIA INTERMEDIATE MUNICIPAL FUND        09/24/2002             1.82%        3.03%              4.82%
          INTERMEDIATE MUNICIPAL FUND                   09/24/2002             2.20%        3.84%              5.54%
          NEW YORK INTERMEDIATE MUNICIPAL FUND          09/24/2002             1.82%        4.19%              5.07%

          PERFORMANCE HIGHLIGHTS
          NEUBERGER BERMAN MARKET PRICE (2)


                                                                           SIX MONTH                  AVERAGE ANNUAL
                                                                        PERIOD ENDED                    TOTAL RETURN
                                                    INCEPTION DATE         4/30/2004       1 YEAR    SINCE INCEPTION
          CALIFORNIA INTERMEDIATE MUNICIPAL FUND        09/24/2002           (0.50%)      (2.29%)            (5.65%)
          INTERMEDIATE MUNICIPAL FUND                   09/24/2002           (1.26%)      (4.10%)            (4.51%)
          NEW YORK INTERMEDIATE MUNICIPAL FUND          09/24/2002           (2.69%)      (5.49%)            (5.69%)

Closed-end funds, unlike open-end funds, are not continually offered. There is an initial public offering and once issued, common shares of closed-end funds are sold in the open market through a stock exchange.

The composition, industries and holdings of the fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

ENDNOTES
--------

          1.   Returns based on Net Asset Value ("NAV") of the Funds.

          2.   Returns based on price of Fund shares on the American Stock
               Exchange.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

GLOSSARY OF INDICES
-------------------

              NEW YORK MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that limit their assets to those securities that are exempt from taxation in New York
                                                     (double tax-exempt) or a city in New York (triple tax-exempt).

              CALIFORNIA MUNICIPAL DEBT FUND INDEX:  An equally weighted index, adjusted for income dividends and capital gain distributions, of typically the largest 30 closed-end funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

            CALIFORNIA MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that invest at least 65% of assets in municipal debt issues that are exempt from taxation in California.

       GENERAL LEVERAGED MUNICIPAL DEBT FUND INDEX:  An equally weighted index, adjusted for income dividends and capital gain distributions, of typically the largest 30 closed-end funds that invest 65% or more of their assets in municipal debt issues rated in the top four credit ratings. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

     GENERAL LEVERAGED MUNICIPAL DEBT FUND AVERAGE:  An equally weighted average of those closed-end funds that invest 65% or more of their assets in municipal debt issues rated in the top four credit ratings. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

               LEHMAN 10-YEAR MUNICIPAL BOND INDEX:  The index is the 10 Year (8-12) component which is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.
                                                     The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. Remarked issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that investors cannot invest directly in any index or average. Data about the performance of each index are prepared or obtained by Management and include reinvestment of all dividends and capital gain distributions. Each Fund may invest in many securities not included in its respective index.

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc.
-------------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
          TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (86.8%)

          AMERICAN CAPITAL ACCESS
             $1,000  Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.
                     (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                     5.25%, due 8/1/15                                                                   A           $  1,061++

          AMERICAN MUNICIPAL BOND ASSURANCE CORP.
              1,285  Bay Area (CA) Governments Assoc. Bart SFO Extension Rev.
                     (Arpt. Premium Fare), Ser. 2002 A, 5.00%, due 8/1/21                               AAA             1,310
              1,000  California St. Pub. Works Board Lease (Dept. of Gen. Svc.) Rev.
                     (Cap. East End Complex), Ser. 2002 A, 5.25%, due 12/1/16                           AAA             1,064
              1,000  Fresno (CA) Unified Sch. Dist. Ref. G.O., Ser. 2002 A,
                     6.00%, due 2/1/17                                                                  AAA             1,164
              1,905  Long Beach (CA) Bond Fin. Au. Tax Allocation Rev., (Downtown,
                     North Long Beach, Poly High, & West Beach Redev. Proj.),
                     Ser. 2002 A, 5.38%, due 8/1/17                                                     AAA             2,042
                500  Long Beach (CA) Fin. Au. Rev., Ser. 1992, 6.00%, due 11/1/17                       AAA               580
              1,045  Marin Co. (CA) Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002,
                     5.00%, due 7/1/17                                                                  AAA             1,092
              1,445  Oceanside (CA) Cert. of Participation Ref. Rev., Ser. 2003 A,
                     5.25%, due 4/1/14                                                                  AAA             1,560
              2,600  Sacramento (CA) Muni. Util. Dist. Elec. Rev., Ser. 1997 K,
                     5.70%, due 7/1/17                                                                  AAA             2,938
                500  Salinas Valley (CA) Solid Waste Au. Rev., Ser. 2002,
                     5.00%, due 8/1/06                                                                  AAA               531
              2,000  San Francisco (CA) St. Bldg. Au. Lease Rev. (San Francisco
                     Civic Ctr. Complex), Ser. 1996 A, 5.25%, due 12/1/16                               AAA             2,137
              2,500  San Jose (CA) Fin. Au. Lease Rev. (Civic Ctr. Proj.), Ser. 2002 B,
                     5.25%, due 6/1/17                                                                  AAA             2,646
              1,000  San Jose (CA) Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.),
                     Ser. 2002 J-1, 4.95%, due 12/1/22                                         Aaa      AAA             1,003

          FINANCIAL GUARANTY INSURANCE CO.
              2,550  Contra Costa (CA) Comm. College Dist. G.O., Ser. 2002,
                     5.25%, due 8/1/17                                                                  AAA             2,710
              1,000  Kings Canyon (CA) Joint Unified Sch. Dist. G.O., Ser. 2002,
                     5.38%, due 8/1/17                                                         Aaa      AAA             1,075
              5,000  Los Angeles (CA) Dept. of Arpts. Rev. (Los Angeles Int'l. Arpt.),
                     Ser. 2002 A, 5.25%, due 5/15/18                                           Aaa      AAA             5,275
              1,090  Moreland (CA) Sch. Dist. Ref. G.O., Ser. 2002,
                     5.13%, due 9/1/17                                                                  AAA             1,149
                535  Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of Participation
                     Rev., Ser. 2002, 5.00%, due 1/1/16                                                 AAA               559
                565  Nevada & Placer Cos. (CA) Irrigation Dist. Cert. of Participation
                     Rev., Ser. 2002, 5.00%, due 1/1/17                                                 AAA               587
              1,045  Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/15                                 AAA             1,103
              1,210  Oakland (CA) G.O., Ser. 2002 A, 5.00%, due 1/15/18                                 AAA             1,256
              1,290  Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev. (Central
                     Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/17                                  AAA             1,403
                575  Port of Oakland (CA) Rev., Ser. 2002 M, 5.25%, due 11/1/17                         AAA               612
              2,655  Riverside Co. (CA) Eastern Muni. Wtr. Dist. Cert. of Participation
                     Wtr. & Swr. Rev., Ser. 2001 A, 5.00%, due 7/1/19                          Aaa      AAA             2,729
              2,000  San Diego (CA) Unified Sch. Dist. G.O., Ser. 2002 D,
                     5.25%, due 7/1/21                                                         Aaa      AAA             2,108
              1,500  San Francisco (CA) City & Co. Int'l. Arpt. Second Ser. Rev.,
                     5.25%, due 5/1/16                                                                  AAA             1,553

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
          FINANCIAL SECURITY ASSURANCE INC.
             $1,000  Burbank (CA) Pub. Svc. Dept. Elec. Rev., Ser. 1998,
                     5.13%, due 6/1/16                                                                  AAA          $  1,055
              1,000  California St. Dept. of Wtr. Res. Wtr. Rev., Ser. 2001 W,
                     5.50%, due 12/1/13                                                        Aaa      AAA             1,124
              3,000  California St. Pub. Works Board Lease Rev. (Regents of the
                     Univ. of California, UCLA Replacement Hosp.), Ser. 2002 A,
                     5.38%, due 10/1/13                                                                 AAA             3,277
              1,275  Los Angeles Co. (CA) Long Beach Unified Sch. Dist. G.O.,
                     Ser. 2002 D, 5.00%, due 8/1/17                                                     AAA             1,324
                500  Marin Co. (CA) Dixie Elementary Sch. Dist. G.O., Ser. 2000 A,
                     5.38%, due 8/1/17                                                                  AAA               537
              3,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
                     5.25%, due 8/1/17                                                                  AAA             3,222
              1,000  Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002 A,
                     5.25%, due 8/1/21                                                         Aaa      AAA             1,062
              5,000  San Francisco (CA) City & Co. Redev. Agcy. Lease Ref. Rev.
                     (George R. Moscone Convention Ctr.), Ser. 2002,
                     5.00%, due 7/1/17                                                         Aaa      AAA             5,210
              1,000  San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B,
                     5.00%, due 3/1/11                                                                  AAA             1,052
              1,615  San Jose (CA) Arpt. Ref. Rev., Ser. 2002 B,
                     5.00%, due 3/1/12                                                                  AAA             1,680
              1,620  Santa Clara Co. (CA) Fremont Union High Sch. Dist. G.O.,
                     Ser. 2002 C, 5.00%, due 9/1/20                                            Aaa      AAA             1,668

          MUNICIPAL BOND INVESTORS ASSURANCE CORP.
              1,250  Alameda Co. (CA) Cert. of Participation Ref. Rev., Ser. 2001 A,
                     5.38%, due 12/1/17                                                                 AAA             1,343
              4,000  California Poll. Ctrl. Fin. Au. Ref. PCR (Pacific Gas & Elec. Co.),
                     Ser. 1996 A, 5.35%, due 12/1/16                                                    AAA             4,220++
              2,835  Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                     Glendale Redev. Proj.), Ser. 2002, 5.00%, due 12/1/16                              AAA             2,987
              2,480  Glendale (CA) Redev. Agcy. Tax Allocation Rev. (Central
                     Glendale Redev. Proj.), Ser. 2002, 5.25%, due 12/1/17                              AAA             2,650
              3,890  Port of Oakland (CA) Ref. Rev., Ser. 2002 N,
                     5.00%, due 11/1/13                                                                 AAA             4,076
                750  Santa Clara Co. (CA) Saratoga Union Sch. Dist. Ref. G.O.,
                     Ser. 1999, 5.13%, due 9/1/11                                                       AAA               826
              3,905  Solano Co. (CA) Cert. of Participation Rev., Ser. 2002,
                     5.25%, due 11/1/17                                                                 AAA             4,146
              1,000  Univ. of California Regents Rev. (Multi. Purp. Proj.), Ser. 2000 K,
                     5.00%, due 9/1/12                                                                  AAA             1,065
                                                                                                                     --------
                                                                                                                       83,771
                                                                                                                     --------

          TAX-EXEMPT SECURITIES--OTHER (71.7%)
                780  Abag (CA) Fin. Au. Cert. of Participation Rev. (Channing House),
                     Ser. 1999, 4.90%, due 2/15/09                                                      BBB+              817++
              3,050  Abag (CA) Fin. Au. Cert. of Participation Rev. (Episcopal Homes
                     Foundation), Ser. 1998, 5.13%, due 7/1/18                                          BBB+            2,898++
              1,000  Abag (CA) Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003 C,
                     5.13%, due 3/1/18                                                        Baa1      BBB+              989++
                900  Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                     Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                            Baa2      BBB             1,011
                750  Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                     Ser. 1999 B, 7.75%, due 12/1/18                                           Ba1      BBB-              815++

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                      RATING                VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
             $1,000  Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                     Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                     5.20%, due 5/15/33                                                        A3        A           $  1,063++
                880  California Co. (CA) Tobacco Securitization Agcy. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19               Baa3      BBB               867
              1,750  California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001 R,
                     5.00%, due 11/1/21                                                        Aaa      AAA             1,801++
              2,000  California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West),
                     Ser. 2004 I, 4.95%, due 7/1/26                                           Baa1      BBB+            2,007++
              2,000  California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.),
                     Ser. 1999 A, 6.13%, due 12/1/19                                           A3                       2,149++
              1,000  California Hlth. Fac. Fin. Au. Rev. (Kaiser Permanente),
                     Ser. 1998 B, 5.00%, due 10/1/20                                                    AAA             1,037++
              1,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                     (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23              Baa3      BBB             1,516++
              2,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                     (Waste Management, Inc. Proj.), Ser. 2002 B,
                     4.45%, due 7/1/27 Putable 7/1/05                                                   BBB             2,535++
              1,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                     (Waste Management, Inc. Proj.), Ser. 2002 C,
                     4.85%, due 12/1/27 Putable 12/1/17                                                 BBB             1,042++
              4,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                     5.75%, due 5/1/17                                                         A3       BBB+            4,874
              1,000  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                     5.38%, due 5/1/22                                                         A3       BBB+            1,025
              2,250  California St. G.O., Ser. 2002, 5.00%, due 10/1/17                        A1        A+             2,279
              1,095  California St. Pub. Works Board Lease Rev. (California Comm.
                     Colleges), Ser. 2004 B, 5.50%, due 6/1/20                                Baa2      BBB-            1,136
              1,000  California St. Univ., Fresno Assoc., Inc. Rev. (Auxiliary
                     Organization Event Ctr.), Ser. 2002, 5.00%, due 7/1/12                   Baa3      BBB-            1,029
              2,000  California Statewide CDA Cert. of Participation Rev. (Children's
                     Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19                         A2        A+             2,019++
              2,000  California Statewide CDA Cert. of Participation Rev.
                     (The Internext Group), Ser. 1999, 5.38%, due 4/1/17                                BBB             2,020++
              5,000  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                     Ser. 2003 A, 6.00%, due 10/1/16                                           A3        A              5,439++
                500  California Statewide CDA Rev. (East Valley Tourist Dev. Au.),
                     Ser. 2003 A, 9.25%, due 10/1/20                                                    BB                542
              3,000  California Statewide CDA Rev. (Kaiser Permanente), Ser. 2002 E,
                     4.70%, due 11/1/36 Putable 6/1/09                                         A3                       3,131++
              1,000  Central (CA) Joint Pwr. Hlth. Fin. Au. Cert. of Participation Rev.,
                     (Comm. Hosp. of Central California Proj.), Ser. 2000,
                     5.50%, due 2/1/14                                                        Baa1      BBB+            1,040++
              1,020  Cerritos (CA) Pub. Fin. Au. Sub. Tax Allocation Rev.
                     (Cerritos Redev. Proj.), Ser. 2002 B, 4.40%, due 11/1/16                           BBB               959
              1,000  Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.
                     (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
                     Ser. 2001, 6.00%, due 1/1/18                                                       BBB+            1,051++
                500  Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                     Ser. 2004 A-1, 6.15%, due 1/1/16                                         Baa3      BBB-              500++
              1,000  De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp. Proj.),
                     Ser. 2002, 6.00%, due 3/15/21                                             A3       BBB             1,015++
              1,210  Elk Grove (CA) Spec. Tax Rev. (East Franklin Comm. Fac. Dist.
                     Number 1), Ser. 2002 A, 5.38%, due 8/1/17                                          BB+             1,193

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
             $1,270  Los Angeles (CA) Dept. of Wtr. & Pwr. Sys. Rev., Ser. 2001 A,
                     Sub. Ser. A-3, 5.38%, due 7/1/20                                          Aa3                   $  1,314
                750  Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                     Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09               Ba2      BB                749++
              1,500  Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                     Ser. 2001 A, 5.25%, due 11/15/13                                         Baa2      BBB             1,586++
              1,405  North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
                     Ser. 2003 A, 5.50%, due 1/1/14                                           Baa1      BBB+            1,502
                605  Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                     Ser. 2003, 5.00%, due 9/1/16                                                       A-                613
                635  Oakland (CA) Redev. Agcy. Rev. (Coliseum Area Redev. Proj.),
                     Ser. 2003, 5.00%, due 9/1/17                                                       A-                640
              1,395  Puerto Rico Children's Trust Tobacco Settlement Asset-Backed
                     Rev., Ser. 2002, 5.38%, due 5/15/33                                      Baa3      BBB             1,312
                440  Roseville (CA) Stone Point Comm. Fac. District No. 1 Special Tax
                     Rev., Ser. 2003, 5.70%, due 9/1/17                                                 BB+               432
                830  San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                     Redev. Proj.), Ser. 2003 B, 4.80%, due 9/1/15                            Baa2      A-                830
                820  San Diego (CA) Redev. Agcy. Sub. Parking Rev. (Centre City
                     Redev. Proj.), Ser. 2003 B, 4.90%, due 9/1/16                            Baa2      A-                821
              3,000  San Francisco (CA) Bay Area Toll Au. Toll Bridge Rev.,
                     Ser. 2001 D, 5.00%, due 4/1/17                                            Aa3      AA              3,113
              1,000  Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                     Ser. 2003, 6.13%, due 3/1/13                                                       BBB               993
              1,000  South Gate (CA) Pub. Fin. Au. Tax Allocation Rev. (South Gate
                     Redev. Proj. No. 1), Ser. 2002, 5.00%, due 9/1/16                                  AAA             1,046
              1,250  Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                     Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                       Baa3      BBB             1,079
                600  Univ. of California Regents Cert. of Participation Rev.
                     (San Diego Campus & Sacramento Proj.), Ser. 2002 A,
                     5.25%, due 1/1/18                                                         Aa2                        628
                750  Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                     6.15%, due 7/15/17                                                                 BB-               748
                250  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (Hovensa
                     Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                            Baa3      BBB-              259
                750  Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund
                     Loan Notes), Ser. 1998 E, 6.00%, due 10/1/22                                       BBB               756
              1,000  Virgin Islands Wtr. & Pwr. Au. Elec. Sys. Ref. Rev., Ser. 1998,
                     5.30%, due 7/1/18                                                                  BBB             1,002
                                                                                                                     --------
                                                                                                                       69,222
                                                                                                                     --------

          TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY INSURANCE (0.2%)

          AMERICAN MUNICIPAL BOND ASSURANCE CORP.
                200  California Hsg. Fin. Agcy. Home Mtg. Rev., Ser. 2001 R,
                     1.10%, VRDN due 8/1/23                                                   VMIG1    A-1+               200
                                                                                                                     --------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS California Intermediate Municipal Fund Inc. cont'd
--------------------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
          TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY LETTERS OF CREDIT (0.6%)

          BANK OF AMERICA
             $  280  Irvine (CA) Ltd. Oblig. Imp. (Assessment Dist. No 93-14),
                     Ser. 2000, 1.08%, VRDN due 9/2/25                                        VMIG1     A-1+         $    280
                300  Newport Beach (CA) Rev. (Hoag Mem. Hosp. Presbyterian),
                     Ser. 1992, 1.04%, VRDN due 10/1/22                                       VMIG1     A-1+              300++
                                                                                                                     --------
                                                                                                                          580
                                                                                                                     --------

                     TOTAL INVESTMENTS (159.3%) (COST $153,534)                                                       153,773##

                     Cash, receivables and other assets, less liabilities (1.8%)                                        1,782
                     Liquidation Value of Auction Market Preferred Shares [(61.1%)]                                   (59,000)
                                                                                                                     --------

                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                     $ 96,555
                                                                                                                     --------

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
          TAX-EXEMPT SECURITIES--PRE-REFUNDED BACKED BY U.S. GOVERNMENT SECURITIES (0.0%)
            $    20  San Antonio (TX) Pre-Refunded Cert. of Obligation G.O.,
                     Ser. 2002, 5.00%, due 2/1/14 P/R 2/1/12                                   Aa2      AA+          $     22
                                                                                                                     --------

          TAX-EXEMPT SECURITIES--ESCROWED IN U.S. GOVERNMENT SECURITIES (0.6%)
              1,670  Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev.,
                     Ser. 1998 A, 5.50%, due 6/15/17                                                    AAA             1,876
                                                                                                                     --------

          TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (75.3%)

          AMERICAN MUNICIPAL BOND ASSURANCE CORP.
              1,500  California St. Pub. Works Board Lease Rev., Ser. 2002 A,
                     5.25%, due 12/1/17                                                                 AAA             1,588
              5,000  Chicago (IL) G.O., Ser. 1995 A-2, 6.25%, due 1/1/13                       Aaa      AAA             5,821
              6,120  Chicago (IL) G.O., Ser. 2002 A, 5.38%, due 1/1/17                         Aaa      AAA             6,553
              4,220  Colorado Springs (CO) Util. Sys. Sub. Lien Ref. Rev.,
                     Ser. 2002 A, 5.38%, due 11/15/18                                                   AAA             4,522
              4,100  Fargo (ND) Hlth. Sys. Rev. (Meritcare Obligated Group),
                     Ser. 2002 A, 5.63%, due 6/1/17                                                     AAA             4,430++
              1,065  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
                     5.25%, due 7/1/18                                                                  AAA             1,122
              1,125  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002,
                     5.25%, due 7/1/19                                                                  AAA             1,178
              3,000  Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc. Proj.),
                     Ser. 2001 A, 5.50%, due 1/1/19                                                     AAA             3,108++
              5,010  New Hampshire Hlth. & Ed. Fac. Au. Rev. (Univ. Sys. of
                     New Hampshire), Ser. 1992, 5.38%, due 7/1/17                                       AAA             5,385
              7,000  Palm Beach Co. (FL) Sch. Board Cert. of Participation,
                     Ser. 2001 B, 5.38%, due 8/1/17                                                     AAA             7,525
              4,610  Thornton (CO) Cert. of Participation, Ser. 2002,
                     5.38%, due 12/1/16                                                        Aaa      AAA             4,971

          FINANCIAL GUARANTY INSURANCE CO.
              4,000  Denver (CO) City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E,
                     5.25%, due 11/15/14                                                       Aaa      AAA             4,196
              3,075  Detroit (MI) Sch. Dist. Sch. Bldg. & Site Imp. G.O.,
                     Ser. 2002 A, 5.50%, due 5/1/15                                                     AAA             3,377
              3,235  Houston (TX) Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A,
                     5.50%, due 7/1/16                                                                  AAA             3,436
              4,355  Las Vegas (NV) Valley Wtr. Dist. Ref. & Wtr. Imp. G.O.,
                     Ser. 2003 A, 5.25%, due 6/1/16                                            Aaa      AAA             4,653
              4,935  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England
                     Med. Ctr. Hosp.), Ser. 2002 H, 5.38%, due 5/15/16                                  AAA             5,279++
              2,140  Mt. Pleasant Town (SC) Waterworks & Swr. Sys. Ref. & Imp.
                     Rev., Ser. 2002, 5.25%, due 12/1/17                                                AAA             2,279
              2,080  Oakland (CA) Redev. Agcy. Sub. Tax Allocation Rev.
                     (Central Dist. Redev. Proj.), Ser. 2003, 5.50%, due 9/1/18                         AAA             2,252
              8,140  Orange Co. (FL) Sales Tax Ref. Rev., Ser. 2002 A,
                     5.13%, due 1/1/18                                                         Aaa      AAA             8,573
              2,000  Philadelphia (PA) Arpt. Ref. Rev. (Philadelphia Arpt. Sys.),
                     Ser. 1998 A, 5.38%, due 6/15/14                                                    AAA             2,091
              6,250  Port of Seattle (WA) Sub Lien Rev., Ser. 2002 B,
                     5.50%, due 9/1/16                                                                  AAA             6,667
              5,500  Prince Georges Co. (MD) Cons. Pub. Imp. G.O., Ser. 2001,
                     5.25%, due 12/1/16                                                        Aaa      AAA             5,945
              1,000  Sarasota Co. (FL) Util. Sys. Ref. Rev., Ser. 2002 C,
                     5.25%, due 10/1/20                                                        Aaa      AAA             1,053
              2,500  Tacoma (WA) Wtr. Sys. Rev., Ser. 2001, 5.13%, due 12/1/19                          AAA             2,608

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
          FINANCIAL SECURITY ASSURANCE INC.
            $ 3,495  Bi State (MO-IL) Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co.
                     Extension Proj.), Ser. 2002 B, 5.25%, due 10/1/16                         Aaa      AAA          $  3,769
              1,100  Charleston Co. (SC) Sch. Dist. G.O., Ser. 2001,
                     5.00%, due 2/1/18                                                         Aa1                      1,143
              3,600  Corpus Christi (TX) Tax & Muni. Hotel Occupancy Tax G.O.,
                     Ser. 2002, 5.50%, due 9/1/17                                                       AAA             3,909
              8,800  Energy Northwest (WA) Elec. Ref. Rev. (Proj. No. 3),
                     Ser. 2001 A, 5.50%, due 7/1/17                                            Aaa      AAA             9,510
              7,000  Harris Co. (TX) Toll Road Sr. Lien Ref. Rev., Ser. 2002,
                     5.38%, due 8/15/16                                                                 AAA             7,539
              2,580  Indianapolis (IN) Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.),
                     Ser. 2003 A, 5.63%, due 1/1/17                                                     AAA             2,759
              2,000  Kane, Cooke, & DuPage Cos. (IL) Elgin Sch. Dist.
                     Number U-46 G.O., Ser. 1998, 5.35%, due 1/1/15                            Aaa                      2,146
              5,000  King & Snohomish Cos. (WA) Northshore Sch. Dist.
                     Number 417 G.O., Ser. 2002, 5.50%, due 12/1/17                            Aaa      AAA             5,435
              4,260  King Co. (WA) Pub. Trans. Sales Tax Ref. G.O., Ser. 2002,
                     5.38%, due 12/1/14                                                        Aaa      AAA             4,661
              3,015  Knox Co. (TN) Hlth., Ed., & Hsg. Fac. Board Hosp.
                     Ref. & Imp. Rev., Ser. 2002 A, 5.50%, due 1/1/18                          Aaa      AAA             3,227++
              1,725  Maine Muni. Bond Bank Rev., Ser. 1998 C,
                     5.35%, due 11/1/18                                                                 AAA             1,848
              5,000  New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B,
                     5.25%, due 12/15/15                                                                AAA             5,391
              4,665  South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B,
                     5.38%, due 1/1/18                                                         Aaa      AAA             4,984
              4,200  Tarrant (TX) Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev.,
                     Ser. 2002, 5.38%, due 3/1/16                                              Aaa      AAA             4,529
              5,395  Truckee Meadows (NV) Wtr. Au. Wtr. Rev., Ser. 2001 A,
                     5.50%, due 7/1/15                                                                  AAA             5,879
              1,370  Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group,
                     Inc. Proj.), Ser. 1996, 6.00%, due 11/15/11                               Aaa      AAA             1,564++

          MUNICIPAL BOND INVESTORS ASSURANCE CORP.
              1,465  Arizona St. Energy Mgt. Svcs. (Main) LLC Energy Conservation
                     Rev. (Arizona St. Univ. Proj.-Main Campus), Ser. 2002,
                     5.25%, due 7/1/17                                                                  AAA             1,558
              3,000  CDP-King Co. III (WA) Lease Rev. (King Street Ctr. Proj.),
                     Ser. 1997, 5.13%, due 6/1/17                                              Aaa      AAA             3,081
              5,335  Clark Co. (NV) Passenger Fac. Charge Ref. Rev.
                     (Las Vegas-McCarran Int'l. Arpt. Proj.), Ser. 2002 A,
                     5.25%, due 7/1/10                                                                  AAA             5,720
              4,575  Henry Co. (GA) Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev.,
                     Ser. 2002 A, 5.13%, due 2/1/17                                            Aaa      AAA             4,890
              4,955  Houston (TX) Pub. Imp. Ref. G.O., Ser. 2002,
                     5.25%, due 3/1/17                                                                  AAA             5,250
              5,000  Illinois G.O., First Ser. 2002, 5.25%, due 10/1/14                        Aaa                      5,391
              3,000  Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.),
                     Ser. 1997 A, 6.00%, due 7/1/14                                            Aaa      AAA             3,435++
              1,000  Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B,
                     5.25%, due 1/1/18                                                         Aaa      AAA             1,058
              1,850  Massachusetts St. G.O., Ser. 2002 E, 5.38%, due 1/1/18                             AAA             2,039
              5,000  Michigan St. Hsg. Dev. Au. Single-Family Mtge. Rev.,
                     Ser. 2001 A, 5.30%, due 12/1/16                                                    AAA             5,206

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
            $ 2,710  Newnan (GA) Hosp. Au. Rev. Anticipation Certificate
                     (Newnan Hosp., Inc. Proj.), Ser. 2002, 5.50%, due 1/1/18                  Aaa                   $  2,927++
              1,910  Southmost (TX) Reg. Wtr. Au. Wtr. Supply Contract Rev.
                     (Desalination Plant Proj.), Ser. 2002, 5.50%, due 9/1/19                  Aaa                      2,063
              1,000  Trinity (TX) River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.),
                     Ser. 2003, 5.50%, due 2/1/16                                                       AAA             1,087
              4,555  Washington St. G.O., Ser. 1998 C, 6.00%, due 7/1/12                                AAA             5,220
              7,205  Wisconsin St. G.O., Ser. 2002 C, 5.25%, due 5/1/17                        Aaa      AAA             7,652
                                                                                                                     --------
                                                                                                                      223,482
                                                                                                                     --------

          TAX-EXEMPT SECURITIES--OTHER (81.9%)
              4,145  Anson (TX) Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at
                     Dallas-Waterview Park Proj.), Ser. 2002, 5.00%, due 1/1/23                          A              4,018++
              1,000  Austin (TX) Convention Enterprises, Inc. Convention Ctr. Hotel
                     First Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16                          Baa3      BBB-            1,050
              1,750  Badger (WI) Tobacco Asset Securitization Corp. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2002, 6.13%, due 6/1/27               Baa3      BBB             1,625
              2,000  Boone Co. (MO) Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002,
                     5.05%, due 8/1/20                                                         A3                       2,029++
              2,425  Branson (MO) Dev. Fin. Board Infrastructure Fac. Board Rev.,
                     Ser. 2003 A, 5.00%, due 12/1/17                                          Baa1                      2,437
              3,300  Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                     Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                            Baa2      BBB             3,709++
              1,000  Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                     Ser. 2003 D, 5.40%, due 10/1/29 Putable 10/1/14                          Baa2                      1,031++
              1,000  Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                     Ser. 1999 B, 7.75%, due 12/1/18                                           Ba1      BBB-            1,087++
              4,000  Brazos (TX) River Harbor Navigation Dist. Env. Fac. Rev.
                     (Dow Chemical Co. Proj.), Ser. 2002 B-2,
                     4.75%, due 5/15/33 Putable 5/15/07                                        A3        A              4,190++
              2,500  Broward Co. (FL) G.O., Ser. 2001 A, 5.25%, due 1/1/18                     Aa1                      2,640
              5,000  Burke Co. (GA) Dev. Au. PCR (Georgia Pwr. Co. Plant Vogtle Proj.),
                     Ser. 2001, 4.45%, due 1/1/32                                              A2        A              5,242++
              3,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev.
                     (Republic Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23              Baa3      BBB             3,537++
              2,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                     5.75%, due 5/1/17                                                         A3       BBB+            2,708
              3,460  California St. Dept. of Wtr. Res. Pwr. Supply Rev. Ser. 2002 A,
                     5.38%, due 5/1/22                                                         A3       BBB+            3,546
              1,240  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.),
                     Ser. 2003 A, 6.00%, due 10/1/16                                           A3        A              1,349++
              1,500  California Statewide CDA Rev. (East Valley Tourist Dev. Au.),
                     Ser. 2003 A, 9.25%, due 10/1/20                                                                    1,625^^
              1,500  Chicago (IL) Metro. Wtr. Reclamation Dist. Cap. Imp. G.O.,
                     Ser. 2002 C, 5.38%, due 12/1/16                                                    AAA             1,617
              1,000  Clark Co. (WA) Vancouver Sch. Dist. Number 37 G.O.,
                     Ser. 1998, 5.13%, due 12/1/12                                             A3                       1,088
              1,765  Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.
                     (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
                     Ser. 2001, 6.05%, due 1/1/19                                                       BBB+            1,847++
              1,100  Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                     Ser. 2004 A-1, 6.15%, due 1/1/16                                         Baa3      BBB-            1,100++~
              4,210  DCH Hlth. Care Au. (AL) Hlth. Care Fac. Rev., Ser. 2002,
                     5.25%, due 6/1/14                                                         A1        A+             4,364
              1,000  Delaware River (PA-NJ) Joint Toll Bridge Comm. Sys. Rev.,
                     Ser. 2003, 5.25%, due 7/1/18                                              A2        A-             1,047

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
            $ 1,000  Denton, Tarrant, & Wise Cos. (TX) Northwest Ind. Sch. Dist.
                     Unlimited Sch. Bldg. & Ref. G.O., Ser. 2002,
                     5.50%, due 8/15/17                                                                 AAA          $  1,086
              2,000  Denver (CO) City & Co. Arpt. Sys. Rev., Ser. 1991 D,
                     7.75%, due 11/15/13                                                                AAA             2,435
              4,495  Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C,
                     5.25%, due 6/1/13                                                                  AAA             4,816
              1,750  Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A,
                     5.63%, due 4/15/16                                                        A2        A-             1,806
              1,745  Ector Co. (TX) Hosp. Dist. Hosp. Rev., Ser. 2002 A,
                     5.63%, due 4/15/17                                                        A2        A-             1,795
              3,000  Fiddlers Creek (FL) Comm. Dev. Dist. Number 2 Spec.
                     Assessment Rev., Ser. 2003 A, 6.00%, due 5/1/16                                    BB-             3,010
                825  Fort Bend Co. (TX) Ind. Dev. Corp. Ref. PCR (Frito-Lay, Inc. Proj.),
                     Ser. 1987, 3.00%, due 10/1/11                                             A1                         840++
              2,000  Freeborn Co. (MN) Hsg. & Redev. Au. Lease Rev. (Criminal
                     Justice Ctr. Proj.), Ser. 2002, 5.38%, due 2/1/17                        Baa1                      2,041
              5,000  Golden St. (CA) Tobacco Securitization Corp. Tobacco
                     Settlement Asset-Backed Rev., Ser. 2003 A-1,
                     6.25%, due 6/1/33                                                        Baa3      BBB             4,683
              5,130  Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History),
                     Ser. 2002, 4.30%, due 11/1/36                                             A2        A              5,081++
              3,560  Indiana Bond Bank Rev., Ser. 2002 B, 5.25%, due 2/1/18                   Baa2       A-             3,780
             10,000  Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 A,
                     5.38%, due 2/1/17                                                                  AAA            10,845
              2,050  Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of
                     St. Francis), Ser. 2001, 5.35%, due 11/1/15                               Aa3       A              2,149++
              1,070  Ingham & Clinton Cos. (MI) East Lansing Bldg. Au. Ref. G.O.,
                     Ser. 1999, 5.25%, due 10/1/16                                                       AA             1,142
              3,000  Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed
                     Rev., Ser. 2001 B, 5.30%, due 6/1/25                                     Baa3      BBB             2,514
              2,000  Jasper (IN) Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. &
                     Hlth. Care Ctr. Proj.), Ser. 2002, 5.50%, due 11/1/17                               AA             2,115++
              1,050  Kent Co. (MI) Forest Hills Pub. Sch. Unlimited G.O., Ser. 2000,
                     5.25%, due 5/1/19                                                         Aa2                      1,105
              2,000  Lehigh Co. (PA) Gen. Purp. Au. Rev. (KidsPeace Oblig. Group),
                     Ser. 1998, 6.00%, due 11/1/23                                             Ba2                      1,956++
              2,000  Lubbock (TX) Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.),
                     Ser. 1998, 5.25%, due 7/1/16                                              Aa3      AA-             2,058++
              1,375  Macomb Co. (MI) New Haven Comm. Sch. Bldg. & Site G.O.,
                     Ser. 2002, 5.25%, due 5/1/17                                              Aa1      AA+             1,460
              1,000  Martin Co. (NC) Ind. Fac. & Poll. Ctrl. Fin. Au. Solid Waste Disp.
                     Rev. (Weyerhaeuser Co. Proj.), Ser. 1994, 6.80%, due 5/1/24              Baa2      BBB             1,024++
              1,000  Maryland St. Hlth. & Higher Ed. Fac. Au. Rev.
                     (Union Hosp. of Cecil Co.), Ser. 2002, 5.50%, due 7/1/14                  A3                       1,068++
              2,400  Mashantucket (CT) Western Pequot Tribe Spec. Rev., Sub.
                     Ser. 1997 B, 5.70%, due 9/1/12                                           Baa3                      2,548**
              2,450  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                     (Caritas Christi Oblig. Group), Ser. 1999 A, 5.70%, due 7/1/15                      A+             2,471++
              2,810  Massachusetts St. Hlth. & Ed. Fac. Au. Rev.
                     (Milford-Whitinsville Reg. Hosp.), Ser. 1998 C,
                     5.75%, due 7/15/13                                                       Baa2      BBB             2,864++
              5,000  Massachusetts St. Wtr. Poll. Abatement Trust Rev.,
                     Ser. 2001-7, 5.25%, due 2/1/16                                                     AAA             5,325
              5,030  Massachusetts St. Wtr. Poll. Abatement Trust Rev.
                     (MWRA Prog.), Ser. 2002 A, 5.25%, due 8/1/19                              Aaa      AAA             5,312

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                      RATING                VALUE+
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
            $ 3,085  Memphis-Shelby Co. (TN) Arpt. Au. Spec. Fac. Ref. Rev.
                     (Federal Express Corp.), Ser. 2002, 5.05%, due 9/1/12                    Baa2      BBB          $  3,179++
              1,750  Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                     Med. Ctr. Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                  Ba2      BB              1,747++
              1,500  Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II,
                     5.50%, due 10/15/18                                                       Aa1      AA+             1,625
              2,735  Michigan Strategic Fund Solid Waste Disp. Ltd. Oblig. Ref. Rev.
                     (Waste Mgt. Inc. Proj.), Ser. 2002, 4.20%, due 12/1/12                             BBB             2,799++
              2,000  Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
                     Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                                 AAA             2,202
              1,240  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
                     Ser. 2001 II, 5.25%, due 12/1/16                                                   AA              1,296~~
                775  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev.,
                     Ser. 2001 III, 5.05%, due 2/1/15                                                   AA                813
              5,000  Montgomery Co. (PA) Higher Ed. & Hlth. Au. Hosp. Rev.
                     (Abington Mem. Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                         A              5,054++
              3,000  Moraine (OH) Solid Waste Disp. Rev. (General Motors
                     Corp. Proj.), Ser. 1994, 6.75%, due 7/1/14                                A3       BBB             3,294++
              2,500  Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                     Ser. 2001 A, 5.25%, due 11/15/13                                         Baa2      BBB             2,644++
              2,000  Nevada St. Cap. Imp. Ltd. G.O., Ser. 1998 B,
                     5.13%, due 4/15/17                                                        Aa2                      2,098
              6,900  New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),
                     Ser. 2002 C, 5.25%, due 7/1/17                                           Baa1      A-              7,169++
              4,000  New Jersey Hlth. Care Fac. Fin. Au. Rev.
                     (Somerset Med. Ctr. Issue), Ser. 2003, 5.50%, due 7/1/18                 Baa2                      4,092++
              3,250  New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                   A2                       3,483
              2,580  New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                     New York Proj.), Ser. 2002 A, 5.50%, due 6/1/14                                     A              2,749++
              1,000  New York Convention Ctr. Operating Corp. Cert. of Participation
                     (Yale Bldg. Acquisition Proj.), Ser. 2003, 5.25%, due 6/1/08                       BB+             1,028
              3,500  New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003 A,
                     5.38%, due 3/15/20                                                                 AA              3,738
              1,000  New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth. Oblig. Group),
                     Ser. 2000 C, 6.00%, due 7/1/26                                           Baa3                      1,006++
              1,300  New York St. Urban Dev. Corp. Ref. Rev. (Correctional Cap. Fac.),
                     Ser. 1998, 5.00%, due 1/1/14                                              A3       AA-             1,351
              4,780  North Central (TX) Hlth. Fac. Dev. Corp. Hosp. Ref. Rev.
                     (Baylor Hlth. Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13             Aa3      AA-             4,959++
              3,760  Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.),
                     Ser. 1995, 5.00%, due 11/1/15                                            Baa1                      4,001++
              2,085  Palm Beach Co. (FL) Hlth. Fac. Au. Hosp. Ref. Rev.
                     (BRCH Corp. Oblig. Group), Ser. 2001, 5.00%, due 12/1/12                           A+              2,145++
              3,850  Royal Oak (MI) Hosp. Fin. Au. Hosp. Ref. Rev.
                     (William Beaumont Hosp.), Ser. 1996 I, 6.25%, due 1/1/12 Aa3                       AA-             4,355++
              6,795  San Antonio (TX) Ind. Sch. Dist. Unlimited Tax G.O., Ser. 2001 B,
                     5.38%, due 8/15/17                                                        Aaa      AAA             7,279
              1,240  San Antonio (TX) Unrefunded Balance Cert. of Obligation G.O.,
                     Ser. 2002, 5.00%, due 2/1/14                                              Aa2      AA+             1,308
                740  San Diego (CA) Redev. Agcy. Sub. Parking Rev.
                     (Centre City Redev. Proj.), Ser. 2003 B, 5.00%, due 9/1/17               Baa2      A-                743
              2,000  Sayre (PA) Hlth. Care Fac. Au. Rev. (Guthrie Hlth. Proj.),
                     Ser. 2002 A, 5.75%, due 12/1/21                                                    A-              2,078++
              1,625  Skagit Co. (WA) Pub. Hosp. Dist. Ref. Rev., Ser. 2003,
                     6.00%, due 12/1/18                                                       Baa3                      1,651

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                      RATING                VALUE+
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
            $ 2,345  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
                     (Palmetto Hlth. Alliance), Ser. 2003 A, 6.00%, due 8/1/13                Baa2      BBB          $  2,506++
              2,000  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev.
                     (Palmetto Hlth. Alliance), Ser. 2003 A, 6.13%, due 8/1/23                Baa2      BBB             2,060++
                155  Spokane Co. (WA) Ltd. Tax G.O., Ser. 1998,
                     5.10%, due 12/1/17                                                        Aa3                        161
                900  St. Louis (MO) IDA Rev. (St. Louis Convention Ctr. Headquarters
                     Hotel Proj.), Ser. 2000 A, 7.00%, due 12/15/15                           Baa3                        860++
              2,540  St. Paul (MN) Port Au. Lease Rev. (Office Bldg. at Cedar Street),
                     Ser. 2002, 5.00%, due 12/1/17                                             Aa1                      2,661
                500  Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.),
                     Ser. 2002, 5.50%, due 9/1/12                                             Baa3                        511
              1,000  Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                     Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                       Baa3      BBB               863
              1,085  Tyler (TX) Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp.
                     Reg. Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13                Baa1                      1,124
              3,500  Union Co. (SC) IDR (Federal Paper Board Co., Inc. Proj.),
                     Ser. 1989, 4.55%, due 11/1/09                                            Baa2      BBB             3,598++
              2,950  Univ. of Texas Board of Regents Fin. Sys. Rev., Ser. 1999 B,
                     5.38%, due 8/15/18                                                                 AAA             3,287
              1,900  Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002 B,
                     5.50%, due 4/1/12                                                         A1                       2,009
              1,750  Verrado (AZ) Comm. Fac. Dist. Number 1 G.O., Ser. 2003,
                     6.15%, due 7/15/17                                                                 BB-             1,745
              1,000  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
                     (Hovensa Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                   Baa3      BBB-            1,037
              1,500  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
                     (Hovensa Refinery Proj.), Ser. 2004, 5.88%, due 7/1/22                   Baa3      BBB-            1,530++
              3,125  Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem.
                     Hosp. Assoc.), Ser. 2002, 5.00%, due 12/1/17                                        A              3,127++
              1,000  Washington St. Var. Purp. G.O., Ser. 1999 A,
                     4.75%, due 7/1/17                                                         Aa1      AA+             1,013
              2,000  Westmoreland Co. (PA) IDA Gtd. Rev. (National Waste &
                     Energy Corp., Valley Landfill Expansion Proj.), Ser. 1993,
                     5.10%, due 5/1/18                                                                  BBB             2,077++
              2,780  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. &
                     Med. Ctr., Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                               A              2,882++
                                                                                                                     --------
                                                                                                                      243,152
                                                                                                                     --------

          TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY LETTERS OF CREDIT (0.1%)
          LASALLE NATIONAL BANK
                200  Grand Forks (ND) Hosp. Fac. Rev. (United Hosp. Oblig.
                     Group Proj.), Ser. 1992, 1.10%, VRDN due 12/1/16                                   VMIG1             200++
                                                                                                                     --------

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                      RATING                VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
          TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY INSURANCE (0.5%)
          MUNICIPAL BOND INVESTORS ASSURANCE CORP.
            $   500  California Hsg. Fin. Agcy. Home Mtge. Rev., Ser. 2002 J,
                     1.11%, VRDN due 2/1/33                                                   VMIG1    A-1+         $     500
              1,000  Lehigh Co. (PA) Gen. Purp. Au. Hosp. Rev. (Lehigh Valley Hlth.),
                     Ser. 1999 B, 1.05%, VRDN due 7/1/29                                      VMIG1                     1,000++
                                                                                                                    ---------
                                                                                                                        1,500
                                                                                                                    ---------

                     TOTAL INVESTMENTS (158.4%) (COST $467,058)                                                       470,232++

                     Cash, receivables and other assets, less liabilities (2.0%)                                        5,994
                     Liquidation Value of Auction Market Preferred Shares [(60.4%)]                                  (179,400)
                                                                                                                    ---------

                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                    $ 296,826
                                                                                                                    ---------

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc.
-----------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
          TAX-EXEMPT SECURITIES--BACKED BY INSURANCE (34.7%)
          AMERICAN CAPITAL ACCESS
             $1,060  Puerto Rico Ind., Tourist, Ed., Med., & Env. Ctrl. Fac. Rev.,
                     (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002 A,
                     5.25%, due 8/1/16                                                                   A           $  1,118++

          AMERICAN MUNICIPAL BOND ASSURANCE CORP.
              2,000  Metro. Trans. Au. (NY) Ref. Rev., Ser. 2002 A,
                     5.50%, due 11/15/15                                                                AAA             2,197
              2,920  New York City (NY) IDA Civic Fac. Rev. (Packer Collegiate
                     Institute Proj.), Ser. 2002, 5.00%, due 6/1/22                            Aaa      AAA             2,982++
                960  New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
                     Ser. 1992 A, 5.88%, due 6/15/13                                           Aaa                      1,098
              2,025  New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 C,
                     5.25%, due 8/1/17                                                                  AAA             2,163
              2,410  New York St. Dorm. Au. Rev. (Rochester Institute of Technology
                     Proj.), Ser. 2002 A, 5.25%, due 7/1/19                                    Aaa                      2,552++
              3,000  Port Authority of NY & NJ Rev., Ser. 2002,
                     5.50%, due 12/15/12                                                                AAA             3,258
              1,535  Ulster Co. (NY) Res. Rec. Agcy. Solid Waste Sys. Ref. Rev.,
                     Ser. 2002, 5.25%, due 3/1/16                                                       AAA             1,631

          FINANCIAL GUARANTY INSURANCE CO.
              2,505  Metro. Trans. Au. (NY) Dedicated Tax Fund Rev., Ser. 2001 A,
                     5.25%, due 11/15/14                                                                AAA             2,703

          FINANCIAL SECURITY ASSURANCE INC.
                500  Long Island (NY) Pwr. Au. Elec. Sys. Rev., Ser. 1998 A,
                     5.13%, due 12/1/16                                                        Aaa      AAA               528~~
              1,410  New York City (NY) Hlth. & Hosp. Corp. Rev., Ser. 2002 A,
                     5.50%, due 2/15/13                                                                 AAA             1,552

          MUNICIPAL BOND INVESTORS ASSURANCE CORP.
              2,000  New York St. Dorm. Au. Insured Rev. (Long Island Jewish
                     Med. Ctr.), Ser. 1998, 5.00%, due 7/1/18                                           AAA             2,041++
              1,600  New York St. Dorm. Au. Insured Rev. (The Culinary Institute of
                     America), Ser. 1999, 5.38%, due 7/1/15                                             AAA             1,729++
              1,980  New York St. Dorm. Au. Rev. (New York Med. College Proj.),
                     Ser. 1998, 5.00%, due 7/1/21                                              Aaa      AAA             2,023++
                                                                                                                     --------
                                                                                                                       27,575
                                                                                                                     --------

          TAX-EXEMPT SECURITIES--OTHER (123.1%)
              3,000  Albany (NY) IDA Civic Fac. Rev., (Charitable Leadership
                     Foundation Ctr. for Med. Science Proj.), Ser. 2002 A,
                     6.00%, due 7/1/19                                                        Baa3                      3,149
                800  Brazos (TX) River Au. Ref. PCR (TXU Energy Co. LLC Proj.),
                     Ser. 2003 A, 6.75%, due 4/1/38 Putable 4/1/13                            Baa2      BBB               899
                750  Brazos (TX) River Au. Ref. Rev. (Reliant Energy, Inc. Proj.),
                     Ser. 1999 B, 7.75%, due 12/1/18                                           Ba1     BBB-               815++
              1,000  Brazos (TX) River Harbor Navigation Dist. of Brazoria Co.
                     Env. Fac. Rev. (Dow Chemical Co. Proj.), Ser. 2002 A-4,
                     5.20%, due 5/15/33 Putable 5/15/08                                        A3        A              1,064++
              1,590  Cumberland Co. (PA) West Shore Area Au. Hosp. Rev.,
                     (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.),
                     Ser. 2001, 5.90%, due 1/1/17                                                      BBB+             1,667++
                400  Dallas-Fort Worth (TX) Int'l. Arpt. Fac. Imp. Corp. Rev.,
                     Ser. 2004 A-1, 6.15%, due 1/1/16                                         Baa3     BBB-               400++~
              1,000  De Kalb Co. (GA) Dev. Au. Ref. PCR (General Motors Corp. Proj.),
                     Ser. 2002, 6.00%, due 3/15/21                                             A3       BBB             1,015++

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
             $1,000  Dutchess Co. (NY) IDA Civic Fac. Ref. Rev. (Marist College Proj.),
                     Ser. 2003 A, 5.15%, due 7/1/17                                           Baa1                   $  1,026++
              2,000  Dutchess Co. (NY) IDA Ind. Dev. Rev. (IBM Proj.), Ser. 1999,
                     5.45%, due 12/1/29                                                        A1       A+              2,180++
                585  Kenmore Village (NY) Hsg. Au. Std. Hsg. Rev. (St. Univ. of NY
                     at Buffalo Std. Apt. Proj.), Ser. 1999 A, 5.40%, due 8/1/12              Baa1      AA                624
              2,000  Long Island Pwr. Au. (NY) Elec. Sys. Gen. Rev., Ser. 1998 A,
                     5.50%, due 12/1/13                                                        Aaa      AAA             2,259
                500  Miami Beach (FL) Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai
                     Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09               Ba2      BB                499++
                980  Monroe Co. (NY) IDA Std. Hsg. Rev., (Collegiate Hsg.
                     Foundation - Rochester Institute of Technology Proj.),
                     Ser. 1999 A, 5.25%, due 4/1/19                                           Baa3                        968++
              1,000  Monroe Co. (NY) Newpower Corp. Pwr. Fac. Rev., Ser. 2003,
                     5.10%, due 1/1/16                                                                  BBB+            1,011
              1,000  Monroe Co. (NY) Pub. Imp. Ref. G.O., Ser. 1996,
                     6.00%, due 3/1/13                                                         A3       AA-             1,133
              1,000  Morehouse Parish (LA) Ref. PCR (Int'l. Paper Co. Proj.),
                     Ser. 2001 A, 5.25%, due 11/15/13                                         Baa2      BBB             1,058++
              1,000  New York City (NY) G.O., Ser. 1998 J, 5.00%, due 8/1/11                   A2        A              1,044
              1,000  New York City (NY) G.O., Ser. 2002 A, 5.75%, due 8/1/16                   A2        A              1,081
                750  New York City (NY) G.O., Ser. 2002 C, 5.50%, due 8/1/15                   A2                         804
              4,000  New York City (NY) Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
                     Ser. 2002 E-2, 5.05%, due 11/1/23                                         Aa2      AA              4,018
              1,000  New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                     New York Proj.), Ser. 2002 A, 5.50%, due 6/1/15                                     A              1,062++
              1,030  New York City (NY) IDA Civic Fac. Rev. (Lycee Francais de
                     New York Proj.), Ser. 2002 A, 5.50%, due 6/1/17                                     A              1,080++
                500  New York City (NY) IDA Ind. Dev. Rev. (Harlem Auto Mall Proj.),
                     Ser. 2004, 5.13%, due 12/30/23                                           Baa1      BBB               476++
              4,000  New York City (NY) Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev.,
                     Ser. 2002 D, 5.25%, due 6/15/15                                           Aa2      AA              4,281
              3,000  New York City (NY) Trans. Fin. Au. Ref. Rev., Ser. 2002 B,
                     5.25%, due 2/1/29                                                         Aa2                      3,238
                800  New York Convention Ctr. Operating Corp. Cert. of Participation
                     (Yale Bldg. Acquisition Proj.), Ser. 2003, 5.25%, due 6/1/08              Aa1                        822
              2,000  New York St. Dorm. Au. Court Fac. Lease Rev. (New York City
                     Issue), Ser. 2003 A, 5.50%, due 5/15/17                                   A3        A              2,138
              1,675  New York St. Dorm. Au. Insured Rev. (Long Island Univ.),
                     Ser. 2003 A, 5.25%, due 9/1/15                                                     AA              1,782++
              3,000  New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.),
                     Ser. 2003, 5.75%, due 2/15/17                                                      AA-             3,295++
              1,125  New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.),
                     Ser. 1995 A, 5.63%, due 7/1/16                                            A3       AA-             1,253
              1,010  New York St. Dorm. Au. Rev. (Columbia Univ. Proj.),
                     Ser. 2001 A, 5.25%, due 7/1/16                                                     AAA             1,090++
              2,985  New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig.
                     Group Proj.), Ser. 2001, 5.75%, due 7/1/14                                A3                       3,265++
              2,000  New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig.
                     Group Proj.), Ser. 2001, 5.75%, due 7/1/16                                A3       A-              2,149++
              2,500  New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.
                     Oblig. Group), Ser. 2000 B, 6.25%, due 7/1/22                            Baa3                      2,524++
                525  New York St. Dorm. Au. Rev. (New York Methodist Hosp.),
                     Ser. 2004, 5.25%, due 7/1/18                                              A3                         538

See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
             $  500  New York St. Dorm. Au. Rev. (North Shore-Long Island
                     Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18                        A3                    $    500++
              2,855  New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.),
                     Ser. 2002, 5.25%, due 11/1/15                                             Aa1                      3,035++
              3,000  New York St. Dorm. Au. Rev. (SS Joachim & Anne
                     Residence Proj.), Ser. 2002, 4.60%, due 7/1/16                            Aa3                      2,982
                250  New York St. Dorm. Au. Secured Hosp. Ref. Rev. (Brookdale
                     Hosp. Med. Ctr.), Ser. 1998 J, 5.20%, due 2/15/16                         A3       AA-               260++
              5,500  New York St. Dorm. Au. St. Personal Income Tax Rev.,
                     Ser. 2003 A, 5.38%, due 3/15/17                                                    AA              5,936
              1,000  New York St. Dorm. Au. Third Gen. Resolution Rev.
                     (St. Univ. Ed. Fac. Issue Proj.), Ser. 2002 B,
                     5.25%, due 11/15/23                                                       A3       AA-             1,077
              5,000  New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated
                     Edison Co. of New York, Inc. Proj.),
                     Ser. 2001 A, 4.70%, due 6/1/36                                            A1       A+              5,031++
              2,000  New York St. Mtge. Agcy. Homeowner Mtge. Rev.,
                     Ser. 1997-67, 5.70%, due 10/1/17                                          Aa1                      2,098
              2,000  New York St. Pwr. Au. Rev., Ser. 2002 A, 5.25%, due 11/15/16              Aa2      AA-             2,148
                500  New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Rev.,
                     Ser. 2002 C, 4.00%, due 1/1/20                                                     AA-               504
              1,325  New York St. Urban Dev. Corp. Proj. Ref. Rev. (Ctr. for Ind.
                     Innovation), Ser. 1995, 6.25%, due 1/1/09                                 A3       AA-             1,501
              2,000  Niagara Co. (NY) IDA Civic Fac. Rev. (Niagara Univ. Proj.),
                     Ser. 2001 A, 5.50%, due 11/1/16                                                    AA              2,131++
              2,500  Niagara Co. (NY) IDA Solid Waste Disp. Fac. Ref. Rev.
                     (American Ref.-Fuel Co. of Niagara),
                     Ser. 2001 C, 5.63%, due 11/15/24                                         Baa1      BBB             2,612
              1,000  North Carolina Muni. Pwr. Agcy. Number 1 Catawba Elec. Rev.,
                     Ser. 2003 A, 5.50%, due 1/1/14                                           Baa1     BBB+             1,069
                965  Puerto Rico Children's Trust Tobacco Settlement
                     Asset-Backed Rev., Ser. 2002, 5.38%, due 5/15/33                         Baa3      BBB               908
              1,000  Santa Rosa (CA) Rancheria Tachi Yokut Tribe Enterprise Rev.,
                     Ser. 2003, 6.13%, due 3/1/13                                                       BBB               993
              1,000  Tobacco Settlement Fin. Corp. (LA) Tobacco Settlement
                     Asset-Backed Rev., Ser. 2001 B, 5.50%, due 5/15/30                       Baa3      BBB               863
              3,000  Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Ref. Rev.,
                     Ser. 2002 B, 5.25%, due 11/15/18                                          Aa3      AA-             3,191
              1,100  Triborough Bridge & Tunnel Au. (NY) Gen. Purp. Rev.,
                     Ser. 2001 A, 5.00%, due 1/1/19                                            Aa3      AA-             1,134
                500  United Nations (NY) Dev. Corp. Sr. Lien Ref. Rev.,
                     Ser. 2004 A, 5.25%, due 7/1/17                                            A3                         521
                500  Verrado (AZ) Comm. Fac. Dist. Number 1 G.O.,
                     Ser. 2003, 6.15%, due 7/15/17                                                      BB-               499
                250  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev.
                     (Hovensa Refinery Proj.), Ser. 2003, 6.13%, due 7/1/22                   Baa3     BBB-               259
                750  Virgin Islands Pub. Fin. Au. Rev. (Sub. Lien/Cap. Proj.),
                     Ser. 1998 E, 6.00%, due 10/1/22                                                    BBB               756
              1,000  Westchester Co. (NY) IDA Continuing Care
                     Retirement Comm. Rev. (Kendal on Hudson Proj.),
                     Ser. 2003 B, 5.70%, due 1/1/34                                                     BB                992++
              1,000  Yonkers (NY) IDA Civic Fac. Rev.
                     (Comm. Dev. Properties - Yonkers, Inc.),
                     Ser. 2001 A, 6.25%, due 2/1/16                                           Baa3     BBB-             1,053++
                                                                                                                     --------
                                                                                                                       97,760
                                                                                                                     --------

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

SCHEDULE OF INVESTMENTS New York Intermediate Municipal Fund Inc. cont'd
------------------------------------------------------------------------

          PRINCIPAL AMOUNT                        SECURITY @                                     RATING                 VALUE +
          (000'S OMITTED)                                                                    MOODY'S    S&P   (000'S OMITTED)
          TAX-EXEMPT CASH EQUIVALENT SECURITIES--BACKED BY LETTERS OF CREDIT (1.1%)
          MORGAN GUARANTY TRUST CO.
              $ 900  New York City (NY) G.O., Sub. Ser. 1993 B-2, 1.06%,
                     VRDN due 8/15/19                                                         VMIG1                  $    900
                                                                                                                     --------

                     TOTAL INVESTMENTS (158.9%) (COST $125,489)                                                       126,235##

                     Cash, receivables and other assets, less liabilities (1.8%)                                        1,461
                     Liquidation Value of Auction Market Preferred Shares [(60.7%)]                                   (48,250)
                                                                                                                     --------

                     TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                     $ 79,446
                                                                                                                     --------

See Notes to Schedule of Investments

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

          + Investments by each Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the Board of Directors of Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), or Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") (each a "Board"), believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

          ## At April 30, 2004, selected Fund information on a U.S. Federal income tax basis was as follows:

                                                                              GROSS            GROSS               NET
          (000'S OMITTED)                                                UNREALIZED       UNREALIZED        UNREALIZED
          NEUBERGER BERMAN                                   COST      APPRECIATION     DEPRECIATION      APPRECIATION
          CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.    $153,534            $1,260           $1,021            $  239
          INTERMEDIATE MUNICIPAL FUND INC.                467,058             5,239            2,065             3,174
          NEW YORK INTERMEDIATE MUNICIPAL FUND INC.       125,489             1,171              425               746

          @ Municipal securities held by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 79%, 74%, and 54% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

          ++   Security is guaranteed by the corporate or non-profit obligor.

          ** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 2004, these securities amounted to $2,548,000 or 0.9% of net assets for Intermediate.

          ~ Security purchased on a when-issued basis. At April 30, 2004, these securities amounted to $1,100,000 and $400,000 for Intermediate and New York, respectively.

          ~~ Security is segregated as collateral for when-issued purchase commitments.

          ^^ Not rated by a nationally recognized statistical rating organization.

See Notes to Financial Statements

                   This page has been left blank intentionally

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------

                                                                               CALIFORNIA      INTERMEDIATE          NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                     INTERMEDIATE         MUNICIPAL      INTERMEDIATE
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                                   MUNICIPAL FUND              FUND    MUNICIPAL FUND
ASSETS
     INVESTMENTS IN SECURITIES, AT MARKET VALUE* (NOTE A)--SEE
     SCHEDULE OF INVESTMENTS                                                     $153,773          $470,232          $126,235
     Cash                                                                              99                87                46
-----------------------------------------------------------------------------------------------------------------------------
     Interest receivable                                                            2,382             7,922             2,085
     Receivable for securities sold                                                   100               107                --
-----------------------------------------------------------------------------------------------------------------------------
     Prepaid expenses and other assets                                                285               735               234
=============================================================================================================================
TOTAL ASSETS                                                                      156,639           479,083           128,600
=============================================================================================================================
LIABILITIES
     Dividends payable--preferred shares                                               71               212                58
     Dividends payable--common shares                                                 424             1,372               362
-----------------------------------------------------------------------------------------------------------------------------
     Payable for securities purchased                                                 500             1,100               400
     Payable to administrator (Note B)                                                 38               115                31
-----------------------------------------------------------------------------------------------------------------------------
     Accrued expenses and other payables                                               51                58                53
=============================================================================================================================
TOTAL LIABILITIES                                                                   1,084             2,857               904
=============================================================================================================================
AUCTION MARKET PREFERRED SHARES SERIES A & B AT LIQUIDATION VALUE
     3,000, 8,000 and 3,000 shares authorized; 2,360,
     7,176 and 1,930 shares issued and outstanding for California,
     Intermediate and New York, respectively; $.0001 par value;
     $25,000 liquidation value per share (Note A)                                  59,000           179,400            48,250
=============================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                            $ 96,555          $296,826          $ 79,446
=============================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF:
     Paid-in capital--common shares                                              $ 96,347          $293,853          $ 79,063
     Undistributed net investment income (loss)                                       317               655               166
-----------------------------------------------------------------------------------------------------------------------------
     Accumulated net realized gains (losses) on investments                          (348)             (856)             (529)
     Net unrealized appreciation (depreciation) in value of investments               239             3,174               746
=============================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS AT VALUE                            $ 96,555          $296,826          $ 79,446
=============================================================================================================================
COMMON SHARES OUTSTANDING ($.0001 par value; 999,997,000,
     999,992,000 and 999,997,000 shares authorized for
     California, Intermediate and New York, respectively)                           6,792            20,705             5,575
=============================================================================================================================
NET ASSET VALUE PER COMMON SHARE OUTSTANDING                                     $  14.22          $  14.34          $  14.25
=============================================================================================================================
*COST OF INVESTMENTS                                                             $153,534          $467,058          $125,489
=============================================================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

STATEMENTS OF OPERATIONS
------------------------

                                                                               CALIFORNIA      INTERMEDIATE          NEW YORK
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                     INTERMEDIATE         MUNICIPAL      INTERMEDIATE
(000'S OMITTED)                                                            MUNICIPAL FUND              FUND    MUNICIPAL FUND
INVESTMENT INCOME

INCOME:
Interest income                                                                   $ 3,577           $11,037            $3,001
=============================================================================================================================

EXPENSES:
Investment management fee (Note B)                                                    198               608               163
Administration fee (Note B)                                                           238               729               195
-----------------------------------------------------------------------------------------------------------------------------
Stock transfer agent fees                                                              28                29                28
Auction agent fees (Note B)                                                            74               227                61
-----------------------------------------------------------------------------------------------------------------------------
Special rate period expense (Notes A & B)                                              25                86                20
Audit fees                                                                             21                21                21
-----------------------------------------------------------------------------------------------------------------------------
Basic maintenance expense (Note B)                                                     12                12                12
Custodian fees (Note B)                                                                38                68                33
-----------------------------------------------------------------------------------------------------------------------------
Insurance expense                                                                       1                 2                 1
Legal fees                                                                             12                29                12
-----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                     7                23                 7
Stock exchange listing fees                                                             1                 -                 1
-----------------------------------------------------------------------------------------------------------------------------
Directors' fees and expenses                                                           13                13                13
Miscellaneous                                                                          13                13                11
=============================================================================================================================
Total expenses                                                                        681             1,860               578

Investment management fee waived (Note B)                                            (198)             (608)             (163)
=============================================================================================================================
Expenses reduced by custodian fee expense offset arrangement (Note B)                  (0)               (0)               (0)
=============================================================================================================================
Total net expenses                                                                    483             1,252               415
=============================================================================================================================
Net investment income                                                               3,094             9,785             2,586
=============================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment securities sold                               (278)              (99)             (109)
Change in net unrealized appreciation (depreciation) in value of:
-----------------------------------------------------------------------------------------------------------------------------
     Investment securities (Note A)                                                  (789)           (2,410)             (796)
     ========================================================================================================================
Net gain (loss) on investments                                                     (1,067)           (2,509)             (905)
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
     Net investment income                                                           (426)           (1,291)             (347)
     ========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
     RESULTING FROM OPERATIONS                                                    $ 1,601           $ 5,985            $1,334
=============================================================================================================================

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                         CALIFORNIA INTERMEDIATE MUNICIPAL FUND
                                                                         --------------------------------------
                                                                          SIX MONTHS
                                                                               ENDED                       YEAR
                                                                           APRIL 30,                      ENDED
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                        2004                OCTOBER 31,
(000'S OMITTED)                                                          (UNAUDITED)                       2003
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                 $ 3,094                    $ 5,744
Net realized gain (loss) on investments                                         (278)                       (70)
---------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments             (789)                     1,031

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                           (426)                      (551)
===============================================================================================================
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                                       1,601                      6,154
===============================================================================================================

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                         (2,547)                    (5,094)
===============================================================================================================

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from underwriters' over-allotment option exercised                   --                      2,644
Proceeds from reinvestment of dividends                                           --                         --
---------------------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                      --                       (744)
===============================================================================================================
Total net proceeds from capital share transactions                                --                      1,900
===============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS         (946)                     2,960

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                           97,501                     94,541
===============================================================================================================
End of period                                                                $96,555                    $97,501
===============================================================================================================
Undistributed net investment income (loss) at end of period                  $   317                    $   196
===============================================================================================================

See Notes to Financial Statements

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

                                                                         INTERMEDIATE MUNICIPAL FUND
                                                                         ---------------------------
                                                                           SIX MONTHS
                                                                                ENDED           YEAR
                                                                            APRIL 30,          ENDED
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                         2004    OCTOBER 31,
(000'S OMITTED)                                                           (UNAUDITED)           2003
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                 $  9,785       $ 18,172
Net realized gain (loss) on investments                                           (99)          (757)
----------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments            (2,410)         5,860

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                          (1,291)        (1,773)
====================================================================================================
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                                        5,985         21,502
====================================================================================================

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                          (8,230)       (16,450)
====================================================================================================

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from underwriters' over-allotment option exercised                    --          2,501
Proceeds from reinvestment of dividends                                            --            337
----------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                       --         (2,132)
====================================================================================================
Total net proceeds from capital share transactions                                 --            706
====================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS        (2,245)         5,758

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                           299,071        293,313
====================================================================================================
End of period                                                                $296,826       $299,071
====================================================================================================
Undistributed net investment income (loss) at end of period                  $    655       $    391
====================================================================================================

                                                                         NEW YORK INTERMEDIATE MUNICIPAL FUND
                                                                         ------------------------------------
                                                                          SIX MONTHS
                                                                               ENDED                     YEAR
                                                                           APRIL 30,                    ENDED
NEUBERGER BERMAN INTERMEDIATE MUNICIPAL CLOSED-END FUNDS                        2004              OCTOBER 31,
(000'S OMITTED)                                                          (UNAUDITED)                     2003
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
FROM OPERATIONS:
Net investment income (loss)                                                 $ 2,586                  $ 4,818
Net realized gain (loss) on investments                                         (109)                    (420)
-------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments             (796)                   1,501

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
Net investment income                                                           (347)                    (457)
=============================================================================================================
Net increase (decrease) in net assets applicable to common
  shareholders resulting from operations                                       1,334                    5,442
=============================================================================================================

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income                                                         (2,174)                  (4,347)
=============================================================================================================

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from underwriters' over-allotment option exercised                   --                    3,074
Proceeds from reinvestment of dividends                                           --                       37
-------------------------------------------------------------------------------------------------------------
Payments for preferred shares offering costs                                      --                     (626)
=============================================================================================================
Total net proceeds from capital share transactions                                --                    2,485
=============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS         (840)                   3,580

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                                           80,286                   76,706
=============================================================================================================
End of period                                                                $79,446                  $80,286
=============================================================================================================
Undistributed net investment income (loss) at end of period                  $   166                  $   101
=============================================================================================================

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds
---------------------------------------------------------------------

               NOTE A--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

          1 GENERAL: Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", collectively, the "Funds") were organized as Maryland corporations on July 29, 2002. California and New York are registered as non-diversified, closed-end management investment companies and Intermediate is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Each Fund's Board of Directors may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of shareholders.

               The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

          2 PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Funds' Schedule of Investments.

          3 SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated in the Statements of Operations.

          4 FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve them from all, or substantially all, U.S. Federal income taxes. Accordingly, each Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

          5 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of expenses, daily on its investments. It is the policy of each Fund to declare and pay dividends to common shareholders from net investment income on a monthly basis. Distributions from net realized capital gains, if any, are normally distributed in December. Income dividends and capital gain distributions to common shareholders are recorded on the ex-dividend date. To the extent each Fund's net realized capital gains, if any, can be offset

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

               by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Dividends and distributions to preferred shareholders are accrued and determined as described in Note A-7. At October 31, 2003, the capital loss carryforwards for each Fund were as follows:

                                                                    EXPIRING IN:
                                                                            2011
               CALIFORNIA                                               $ 69,587
               INTERMEDIATE                                              757,224
               NEW YORK                                                  420,475

               Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statements of Assets and Liabilities.

               Subsequent to April 30, 2004, each Fund declared dividends to common shareholders from their net investment income payable June 15, 2004, to shareholders of record on May 27, 2004, with an ex-dividend date of May 25, 2004, as follows:

                                                              DIVIDEND PER SHARE
               CALIFORNIA                                               $0.06250
               INTERMEDIATE                                              0.06625
               NEW YORK                                                  0.06500

               The tax character of distributions paid during the periods ended October 31, 2003 and 2002 were as follows:

                                         DISTRIBUTIONS PAID FROM:
                                TAX-EXEMPT INCOME      ORDINARY INCOME           TOTAL
                                      2003    2002       2003     2002           2003     2002
               CALIFORNIA      $ 5,621,479     $--    $23,102      $--    $ 5,644,581      $--
               INTERMEDIATE     18,151,315      --     71,380       --     18,222,695       --
               NEW YORK          4,789,367      --     14,100       --      4,803,467       --

               As of October 31, 2003, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:

                             UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED       UNREALIZED            LOSS
                                TAX-EXEMPT        ORDINARY       LONG-TERM     APPRECIATION   CARRYFORWARDS
                                    INCOME          INCOME            GAIN   (DEPRECIATION)   AND DEFERRALS        TOTAL
               CALIFORNIA       $  661,743             $--             $--       $1,028,442       $ (69,587)  $1,620,598
               INTERMEDIATE      1,887,690              --              --        5,584,224        (757,224)   6,714,690
               NEW YORK            498,658              --              --        1,542,214        (420,475)   1,620,397

               The difference between book basis and tax basis is attributable primarily to timing differences of dividend payments.

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds cont'd

          6 EXPENSE ALLOCATION: Some bills are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

          7 REDEEMABLE PREFERRED SHARES: On October 21, 2002, the Funds re-classified unissued shares of capital stock into several series of Auction Market Preferred Shares ("AMPS"), as follows:

                                              SERIES A SHARES    SERIES B SHARES
               CALIFORNIA                               1,500              1,500
               INTERMEDIATE                             4,000              4,000
               NEW YORK                                 1,500              1,500

               On December 13, 2002, the Funds issued several series of AMPS, as follows:

                                              SERIES A SHARES    SERIES B SHARES
               CALIFORNIA                               1,180              1,180
               INTERMEDIATE                             3,588              3,588
               NEW YORK                                   965                965

               All shares of each series of AMPS have a liquidation preference of $25,000 per share plus any accumulated unpaid dividends, whether or not earned or declared by the Fund, but excluding interest thereon ("Liquidation Value"). Dividends to AMPS shareholders, which are cumulative, are accrued daily. It is the policy of each Fund to pay dividends every 7 days for each Fund's AMPS Series A and every 28 days for each Fund's AMPS Series B, unless in a special rate period.

               In the absence of a special rate period, dividend rates are reset every 7 days for each Fund's AMPS Series A, based on the results of an auction. Each Fund has approved a special rate period for its AMPS Series A of 728 days for California and New York and 546 days for Intermediate. The effective dates and dividend rates for each Fund are as follows:

                                                EFFECTIVE DATE     DIVIDEND RATE
               CALIFORNIA                     October 23, 2003             1.70%
               INTERMEDIATE                   October 24, 2003             1.65%
               NEW YORK                       October 22, 2003             1.70%

               In the absence of a special rate period, dividend rates are reset every 28 days for each Fund's AMPS Series B, based on the results of an auction. Each Fund has approved a special rate period for its AMPS Series B of 546 days for California and Intermediate and 553 days for New York. The effective dates and dividend rates for each Fund are as follows:

                                                EFFECTIVE DATE     DIVIDEND RATE
               CALIFORNIA                       March 11, 2004            1.170%
               INTERMEDIATE                     March 15, 2004            1.185%
               NEW YORK                          March 9, 2004            1.198%

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

               The Funds declared dividends to AMPS shareholders for the period May 1, 2004 to May 31, 2004, for each series of the AMPS as follows:

                                              SERIES A SHARES    SERIES B SHARES
               CALIFORNIA                            $ 43,189            $29,718
               INTERMEDIATE                           127,452             91,514
               NEW YORK                                35,320             24,891

               The Funds may redeem shares of each series of AMPS, in whole or in part, on the second business day preceding any dividend payment date at Liquidation Value.

               The Funds are also subject to certain restrictions relating to the AMPS. Failure to comply with these restrictions could preclude the Funds from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of AMPS at Liquidation Value.

               The holders of AMPS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the AMPS will vote separately as a class on certain matters, as required by law. The holders of a Fund's AMPS, voting as a separate class, are entitled at all times to elect two Directors of the Fund, and to elect a majority of the Directors of a Fund if the Fund failed to pay dividends on AMPS for two consecutive years.

          8 ORGANIZATION EXPENSES AND OFFERING COSTS: Management has agreed to pay all organizational expenses and the amount by which each Fund's offering costs for common stock (other than sales load) exceed $0.03 per share. The costs incurred by management were $261,029, $276,501, and $289,752 for California, Intermediate and New York, respectively. Offering costs for common stock paid by each Fund were charged as a reduction of common stock paid-in-capital at the completion of each Fund's offerings and amounted to $203,759, $620,459, and $167,159 for California,
               Intermediate, and New York, respectively.

               Additionally, offering costs of $154,612, $337,770, and $143,704 and sales loads of $590,000, $1,794,000, and $482,500 for AMPS for California, Intermediate, and New York, respectively, were charged as a reduction of common stock paid-in capital for each Fund's AMPS offering.

          9 CONCENTRATION OF RISK: The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. The investment policies of California and New York involve investing substantially all of their assets in municipal bonds of issuers located in the state of California and the state of New York, respectively. This policy makes those Funds more susceptible to adverse economic, political, regulatory or other factors affecting the issuers of such municipal bonds than a fund that does not limit its investments to such issuers.

               NOTE B--MANAGEMENT FEES, ADMINISTRATION FEES, AND OTHER TRANSACTIONS WITH AFFILIATES:

               Each Fund retains Management as its investment manager under a Management Agreement. For such investment management services, each Fund pays Management a fee at the annual rate of 0.25% of its

NOTES TO FINANCIAL STATEMENTS Intermediate Municipal Closed-End Funds Cont'd
----------------------------------------------------------------------------

               average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage. For purposes of calculating Managed Assets, the Liquidation Value of any AMPS outstanding is not considered a liability.

               Management has contractually agreed to waive a portion of the management fees it is entitled to receive from each Fund at the following annual rates:

                               YEAR ENDED              % OF AVERAGE
                               OCTOBER 31,        DAILY MANAGED ASSETS
                    -------------------------------------------------------
                               2004 - 2007                  0.25%
                                  2008                      0.20
                                  2009                      0.15
                                  2010                      0.10
                                  2011                      0.05

               Management has not agreed to waive any portion of its fees beyond October 31, 2011.

               For the six months ended April 30, 2004, such waived fees amounted to $198,343, $607,719, and $162,646 for California,
               Intermediate, and New York, respectively.

               Each Fund retains Management as its administrator under an Administration Agreement. Each Fund pays Management an administration fee at the annual rate of 0.30% of its average daily Managed Assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

               On October 31, 2003, Management and Neuberger Berman, LLC ("Neuberger"), a member firm of the New York Stock Exchange and sub-adviser to each Fund, became indirect wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company ("the Transaction"). Upon completion of the Transaction, each Fund's management and sub-advisory agreements automatically terminated. To provide for continuity of management, the shareholders of each Fund voted on September 23, 2003, to approve new management and sub-advisory agreements, which took effect upon closing of the Transaction. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to each Fund. Several individuals who are officers and/or Directors of each Fund are also employees of Neuberger and/or Management.

               Each Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $193, $291, and $221 for California, Intermediate, and New York, respectively.

               In connection with the settlement of each AMPS auction, each Fund pays, through the auction agent, a service fee to each participating broker-dealer based upon the aggregate liquidation preference of the AMPS held by the broker-dealer's customers. For any auction preceding a rate period of less than one year, the service fee is paid at the annual rate of 1/4 of 1%; for any auction preceding a rate period of one year or more, the service fee is paid at a rate agreed to by each Fund and the broker-dealer.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

               Each Fund has paid Merrill Lynch a fee equal to 1/8 of 1% in connection with entering the special rate periods in return for which Merrill Lynch had agreed to pay dividends on the AMPS that, as a result of the auction, exceed a specified rate.

               In order to satisfy ratings agency requirements, each Fund is required to provide each rating agency a report on a monthly basis verifying that each Fund is maintaining eligible assets having a discounted value equal to or greater than the Preferred Shares Basic Maintenance Amount, which is a minimum level set by each rating agency as one of the conditions to maintain the AAA rating on the AMPS. 'Discounted value' refers to the fact that the rating agencies require the Fund, in performing this calculation, to discount portfolio securities below their face value, at a rate depending on their rating. Each Fund pays a fee to State Street, as Fund sub-administrator, for the preparation of this report.

               NOTE C--SECURITIES TRANSACTIONS:

               During the six months ended April 30, 2004, there were purchase and sale transactions (excluding short-term securities) as follows:

               (000'S OMITTED)                             PURCHASES       SALES
               CALIFORNIA                                     $5,187      $5,137
               INTERMEDIATE                                    9,950       8,043
               NEW YORK                                        2,727       2,975


               NOTE D--CAPITAL:

               At April 30, 2004, the common shares outstanding and the common shares owned by Neuberger for each Fund were as follows:

                                            COMMON SHARES          COMMON SHARES
                                              OUTSTANDING     OWNED BY NEUBERGER
               CALIFORNIA                       6,791,981                  6,981
               INTERMEDIATE                    20,705,124                  6,981
               NEW YORK                         5,574,550                  6,981

               Transactions in common shares for the six months ended April 30, 2004 and year ended October 31, 2003, were as follows:

                                             COMMON SHARES ISSUED IN CONNECTION WITH:
                               UNDERWRITERS' EXERCISE     REINVESTMENT OF
                                    OF OVER-ALLOTMENT       DIVIDENDS AND    NET INCREASE IN COMMON
                                               OPTION       DISTRIBUTIONS        SHARES OUTSTANDING
                                      2004       2003      2004      2003        2004          2003
               CALIFORNIA               --    185,000        --        --          --       185,000
               INTERMEDIATE             --    175,000        --    23,143          --       198,143
               NEW YORK                 --    215,000        --     2,569          --       217,569

               NOTE E--UNAUDITED FINANCIAL INFORMATION:

               The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS California Intermediate Municipal Fund
-----------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                       PERIOD FROM
                                                                            SIX MONTHS ENDED      YEAR ENDED   SEPTEMBER 27, 2002^
                                                                                   APRIL 30,     OCTOBER 31,        TO OCTOBER 31,
                                                                            ----------------     -----------   -------------------
                                                                                        2004            2003                2002
                                                                                 (UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                    $ 14.36         $ 14.31              $14.32
                                                                                     -------         -------              ------

INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                            0.46             .85                 .02
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                                                        (.16)            .14                  --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                 (.06)           (.08)                 --
                                                                                     -------         -------              ------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                       .24             .91                 .02
                                                                                     -------         -------              ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                 (.38)           (.75)                 --
                                                                                     -------         -------              ------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                 --              --                (.03)
ISSUANCE OF PREFERRED SHARES                                                              --            (.11)                 --
                                                                                     -------         -------              ------
TOTAL CAPITAL CHARGES                                                                     --            (.11)               (.03)
                                                                                     -------         -------              ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                          $ 14.22         $ 14.36              $14.31
                                                                                     -------         -------              ------
COMMON SHARE MARKET VALUE, END OF PERIOD                                             $ 12.58         $ 13.00              $15.00
                                                                                     -------         -------              ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                            +1.82%**        +6.02%              -0.10%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                               -0.50%**        -8.44%              +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)            $  96.6         $  97.5              $ 94.5
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
  PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                    $  59.0         $  59.0              $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS#                                                                   .97%*           .88%                .84%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS+++                                                                 .97%*           .88%                .83%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
  STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                                   6.19%*          5.88%               1.10%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                           .85%*           .56%                 --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
  STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                                   5.34%*          5.32%               1.10%*
PORTFOLIO TURNOVER RATE                                                                    3%              9%                  0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                          $65,943         $66,332              $   --

See Notes to Financial Highlights

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

FINANCIAL HIGHLIGHTS Intermediate Municipal Fund
------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                       PERIOD FROM
                                                                           SIX MONTHS ENDED        YEAR ENDED  SEPTEMBER 27, 2002^
                                                                                  APRIL 30,       OCTOBER 31,       TO OCTOBER 31,
                                                                           ----------------       -----------  -------------------
                                                                                       2004              2003                 2002
                                                                                (UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 14.44           $ 14.30              $14.32
                                                                                    -------           -------              ------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                            .47               .88                 .01
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                                                       (.11)              .25                  --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                (.06)             (.09)                 --
                                                                                    -------           -------              ------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                      .30              1.04                 .01
                                                                                    -------           -------              ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                (.40)             (.80)                 --
                                                                                    -------           -------              ------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                --                --                (.03)
ISSUANCE OF PREFERRED SHARES                                                             --              (.10)                 --
                                                                                    -------           -------              ------
TOTAL CAPITAL CHARGES                                                                    --              (.10)               (.03)
                                                                                    -------           -------              ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                         $ 14.34           $ 14.44              $14.30
                                                                                    -------           -------              ------
COMMON SHARE MARKET VALUE, END OF PERIOD                                            $ 12.79           $ 13.33              $15.00
                                                                                    -------           -------              ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                           +2.20%**          +6.88%              -0.17%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                              -1.26%**          -5.94%              +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)           $ 296.8           $ 299.1              $293.3
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
  PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                   $ 179.4           $ 179.4              $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS#                                                                  .81%*             .74%                .51%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS+++                                                                .81%*             .74%                .51%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
  STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                                  6.36%*            6.08%               1.62%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                          .84%*             .59%                 --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
  STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                                  5.52%*            5.49%               1.62%*
PORTFOLIO TURNOVER RATE                                                                   2%               10%                  0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                         $66,393           $66,694              $   --

See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS New York Intermediate Municipal Fund
---------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

                                                                                                                       PERIOD FROM
                                                                           SIX MONTHS ENDED        YEAR ENDED  SEPTEMBER 27, 2002^
                                                                                  APRIL 30,       OCTOBER 31,       TO OCTOBER 31,
                                                                           ----------------       -----------  -------------------
                                                                                       2004              2003                 2002
                                                                                (UNAUDITED)
COMMON SHARE NET ASSET VALUE, BEGINNING OF PERIOD                                   $ 14.40           $ 14.32              $14.32
                                                                                    -------           -------              ------
INCOME FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS:
NET INVESTMENT INCOME (LOSS)                                                            .46               .86                 .03
NET GAINS OR LOSSES ON SECURITIES
  (BOTH REALIZED AND UNREALIZED)                                                       (.16)              .19                  --
COMMON SHARE EQUIVALENT OF DISTRIBUTIONS TO PREFERRED SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                (.06)             (.08)                 --
                                                                                    -------           -------              ------
TOTAL FROM INVESTMENT OPERATIONS APPLICABLE TO COMMON SHAREHOLDERS                      .24               .97                 .03
                                                                                    -------           -------              ------
LESS DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  NET INVESTMENT INCOME                                                                (.39)             (.78)                 --
                                                                                    -------           -------              ------
LESS CAPITAL CHARGES:
ISSUANCE OF COMMON SHARES                                                                --                --                (.03)
ISSUANCE OF PREFERRED SHARES                                                             --              (.11)                 --
                                                                                    -------           -------              ------
TOTAL CAPITAL CHARGES                                                                    --              (.11)               (.03)
                                                                                    -------           -------              ------
COMMON SHARE NET ASSET VALUE, END OF PERIOD                                         $ 14.25           $ 14.40              $14.32
                                                                                    -------           -------              ------
COMMON SHARE MARKET VALUE, END OF PERIOD                                            $ 12.55           $ 13.27              $15.00
                                                                                    -------           -------              ------
TOTAL RETURN, COMMON SHARE NET ASSET VALUE+                                           +1.82%**          +6.36%              -0.03%**
TOTAL RETURN, COMMON SHARE MARKET VALUE+                                              -2.69%**          -6.43%              +0.00%**

RATIOS/SUPPLEMENTAL DATA++
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS, END OF PERIOD (IN MILLIONS)           $  79.4           $  80.3              $ 76.7
PREFERRED STOCK, AT LIQUIDATION VALUE ($25,000
  PER SHARE LIQUIDATION PREFERENCE) (IN MILLIONS)                                   $  48.3           $  48.3              $   --
RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS#                                                                 1.01%*             .92%                .94%*
RATIO OF NET EXPENSES TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS+++                                                               1.01%*             .92%                .93%*
RATIO OF NET INVESTMENT INCOME (LOSS) EXCLUDING PREFERRED
  STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                                  6.30%*            6.02%               1.22%*
RATIO OF PREFERRED STOCK DIVIDENDS TO AVERAGE
  NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                          .85%*             .57%                 --%
RATIO OF NET INVESTMENT INCOME (LOSS) INCLUDING PREFERRED
  STOCK DIVIDENDS TO AVERAGE NET ASSETS APPLICABLE TO
  COMMON SHAREHOLDERS                                                                  5.45%*            5.45%               1.22%*
PORTFOLIO TURNOVER RATE                                                                   2%               11%                  0%
ASSET COVERAGE PER SHARE OF PREFERRED STOCK, END OF PERIOD@                         $66,194           $66,617              $   --

See Notes to Financial Highlights

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

NOTES TO FINANCIAL HIGHLIGHTS Intermediate Municipal Closed-End Funds
---------------------------------------------------------------------

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period. Total return based on per share market value assumes the purchase of common shares at the market price on the first day and sales of common shares at the market price on the last day of the period indicated. Dividends and distributions, if any, are assumed to be reinvested at prices obtained under each Fund's dividend reinvestment plan. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. For each Fund, total return would have been lower if Management had not waived the investment management fee. Performance data current to the most recent month-end are available at www.nb.com.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

+++ After waiver of investment management fee. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets applicable to common shareholders would have been:

                                                                           SIX MONTHS ENDED        YEAR ENDED      PERIOD ENDED
                                                                                  APRIL 30,       OCTOBER 31,       OCTOBER 31,
                                                                                       2004              2003           2002(1)
CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.                                            1.36%             1.26%             1.08%
INTERMEDIATE MUNICIPAL FUND INC.                                                       1.21%             1.13%              .76%
NEW YORK INTERMEDIATE MUNICIPAL FUND INC.                                              1.41%             1.31%             1.18%

(1) Period from September 27, 2002 to October 31, 2002.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

@ Calculated by subtracting the Fund's total liabilities (excluding accumulated unpaid dividends on AMPS) from the Fund's total assets and dividing by the number of AMPS.

++ Expense ratios do not include the effect of dividend payments to preferred shareholders. Income ratios include income earned on assets attributable to AMPS.

DIVIDEND REINVESTMENT PLAN
--------------------------

The Bank of New York ("Plan Agent") will act as Plan Agent for shareholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Dividend Reinvestment Plan ("Plan") in the same name as their then current Shares are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.

Whenever the Fund declares a dividend or distribution with respect to the common stock of the Fund ("Shares"), each Participant will receive such dividends and distributions in additional Shares, including fractional Shares acquired by the Plan Agent and credited to each Participant's account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant's account. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant's account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then current market price per Share on the payment date.

Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an "ex-dividend" basis, but in no event, except as provided below, more than 30 days after the dividend payment date, to apply the amount of such dividend or distribution on each Participant's Shares (less their PRO RATA share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant's account. No such purchases may be made more than 30 days after the payment date for such dividend except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.

For purposes of making the dividend reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund's Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant's uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant's account. For the purpose of cash investments, the Plan Agent may commingle each Participant's funds with those of other shareholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.

The Plan Agent may hold each Participant's Shares acquired pursuant to the Plan together with the Shares of other shareholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent's name or that of the Plan Agent's nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the participant to the Fund.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant's account. In the event of termination of a Participant's account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the PRO RATA expense of any sale required to make such an adjustment.

Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its shareholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.

The Plan Agent's service fee for handling capital gains distributions or income dividends will be paid by the Fund. Participants will be charged their PRO RATA share of brokerage commissions on all open-market purchases.

Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.

These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant's account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent's negligence, bad faith, or willful misconduct or that of its employees.

These terms and conditions shall be governed by the laws of the State of Maryland.

DIRECTORY
---------

          INVESTMENT MANAGER AND ADMINISTRATOR
          Neuberger Berman Management Inc.
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180
          877.461.1899 or 212.476.8800

          SUB-ADVISER
          Neuberger Berman, LLC
          605 Third Avenue
          New York, NY 10158-3698

          CUSTODIAN
          State Street Bank and Trust Company
          225 Franklin Street
          Boston, MA 02110

          STOCK TRANSFER AGENT
          Bank of New York
          101 Barclay Street, 11-E
          New York, NY 10286

          LEGAL COUNSEL
          Kirkpatrick & Lockhart LLP
          1800 Massachusetts Avenue, NW
          2nd Floor
          Washington, DC 20036-1221

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

DIRECTORS AND OFFICERS (Unaudited)
----------------------------------

The following tables set forth information concerning the directors and officers of the Fund. All persons named as directors and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman, LLC. The Statement of Additional Information for each Fund includes additional information about fund directors and is available upon request, without charge, by calling (877) 461-1899.

THE BOARD OF DIRECTORS

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
                                                              CLASS I

INDEPENDENT FUND DIRECTORS*

Faith Colish (68)           Counsel, Carter Ledyard & Milburn LLP (law              38        Director, American Bar Retirement
Director                    firm) since October 2002; formerly, Attorney at                   Association (ABRA) since 1997
                            Law and President, Faith Colish, A Professional                   (not-for-profit membership
                            Corporation, 1980 to 2002.                                        association).

C. Anne Harvey (66)         Consultant, C. A. Harvey Associates, since June         38        Formerly, Member, Individual
Director                    2001; formerly, Director, AARP, 1978 to                           Investors Advisory Committee to the
                            December 2001.                                                    New York Stock Exchange Board of
                                                                                              Directors, 1998 to June 2002;
                                                                                              President, Board of Associates to
                                                                                              The National Rehabilitation
                                                                                              Hospital's Board of Directors, since
                                                                                              2002; Member, American Savings
                                                                                              Education Council's Policy Board
                                                                                              (ASEC), 1998-2000; Member, Executive
                                                                                              Committee, Crime Prevention
                                                                                              Coalition of America, 1997-2000.

Cornelius T. Ryan (72)      Founding General Partner, Oxford Partners and           38        Director, Capital Cash Management
Director                    Oxford Bioscience Partners (venture capital                       Trust (money market fund),
                            partnerships) and President, Oxford Venture                       Naragansett Insured Tax-Free Income
                            Corporation.                                                      Fund, Rocky Mountain Equity Fund,
                                                                                              Prime Cash Fund, several private
                                                                                              companies and QuadraMed Corporation
                                                                                              (NASDAQ).

Peter P. Trapp (59)         Regional Manager for Atlanta Region, Ford Motor         38         None.
Director                    Credit Company since August 1997; formerly,
                            President, Ford Life Insurance Company, April
                            1995 until August 1997.

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Peter E. Sundman* (44)      Executive Vice President, Neuberger Berman Inc.         38        Director, Neuberger Berman Inc.
Chief Executive Officer,    (holding company) since 1999; Head of Neuberger                   (holding company) from October 1999
Director and Chairman of    Berman Inc.'s Mutual Funds and Institutional                      through March 2003; President and
the Board                   Business since 1999; Executive Vice President,                    Director, NB Management since 1999;
                            Neuberger Berman since 1999; Principal,                           Director and Vice President,
                            Neuberger Berman from 1997 until 1999; Senior                     Neuberger & Berman Agency, Inc.
                            Vice President, NB Management from 1996 until                     since 2000.
                            1999.

                                                                CLASS II

INDEPENDENT FUND DIRECTORS*

John Cannon (74)            Consultant. Formerly, Chairman and Chief                38        Independent Trustee or Director of
Director                    Investment Officer, CDC Investment Advisors                       three series of OppenheimerFunds:
                            (registered investment adviser), 1993-January                     Limited Term New York Municipal
                            1999; prior thereto, President and Chief                          Fund, Rochester Fund Municipals, and
                            Executive Officer, AMA Investment Advisors, an                    Oppenheimer Convertible Securities
                            affiliate of the American Medical Association.                    Fund, since 1992.

Barry Hirsch (71)           Attorney at Law. Formerly, Senior Counsel,              38        None.
Director                    Loews Corporation (diversified financial
                            corporation) May 2002 until April 2003;
                            formerly, Senior Vice President, Secretary and
                            General Counsel, Loews Corporation.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (54)        General Partner, Seip Investments LP (a private         38        Director, H&R Block, Inc. (financial
Director                    investment partnership); formerly, President                      services company) since May 2001;
                            and CEO, Westaff, Inc. (temporary staffing),                      Director, Forward Management, Inc.
                            May 2001 to January 2002; Senior Executive at                     (asset management) since 2001;
                            the Charles Schwab Corporation from 1983 to                       formerly, Director, General Magic
                            1999, including Chief Executive Officer,                          (voice recognition software)
                            Charles Schwab Investment Management, Inc. and                    November 2001 until 2002; Director,
                            Trustee, Schwab Family of Funds and Schwab                        E-Finance Corporation (credit
                            Investments from 1997 to 1998 and Executive                       decisioning services) 1999-2003;
                            Vice President-Retail Brokerage, Charles Schwab                   Director, Save-Daily.com (micro
                            Investment Management from 1994 to 1997.                          investing services) 1999-2003;
                                                                                              Director, Offroad Capital Inc.
                                                                                              (pre-public internet commerce
                                                                                              company).

DIRECTORS WHO IS AN "INTERESTED PERSON"

Jack L. Rivkin* (63)        Executive Vice President and Chief Investment           38        Director, Dale Carnegie and
President and Director      Officer, Neuberger Berman Inc. (holding                           Associates, Inc. (private company)
                            company) since 2002 and 2003, respectively;                       since 1998; Director, Emagin Corp.
                            Executive Vice President and Chief Investment                     (public company) since 1997;
                            Officer, Neuberger Berman since 2002 and 2003,                    Director, Solbright, Inc. (private
                            respectively; Director and Chairman, NB                           company) since 1998; Director,
                            Management since December 2002; formerly,                         Infogate, Inc. (private company)
                            Executive Vice President, Citigroup                               since 1997.
                            Investments, Inc. from September 1995 to
                            February 2002; Executive Vice President,
                            Citigroup Inc. from September 1995 to February
                            2002.

                                                             CLASS III

INDEPENDENT FUND DIRECTORS*

Walter G. Ehlers (71)       Consultant; Retired President and Trustee,              38        None.
Director                    Teachers Insurance & Annuity (TIAA) and College
                            Retirement Equities Fund (CREF).

Robert A. Kavesh (76)       Marcus Nadler Professor of Finance and                  38        Director, DEL Laboratories, Inc.
Director                    Economics Emeritus, New York University Stern                     (cosmetics and pharmaceuticals)
                            School of Business.                                               since 1978; Director, The Caring
                                                                                              Community (not-for-profit).

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (67)       Retired. Formerly, Vice President and Special           38        Director, WHX Corporation (holding
Director                    Counsel, WHX Corporation (holding company)                        company) since August 2002;
                            1993-2001.                                                        Director, Webfinancial Corporation
                                                                                              (holding company) since December
                                                                                              2002; Director, State Theatre of New
                                                                                              Jersey (not-for-profit theater)
                                                                                              since 2000; formerly, Director,
                                                                                              Kevlin Corporation (manufacturer of
                                                                                              microwave and other products).

William E. Rulon (71)       Retired. Senior Vice President, Foodmaker, Inc.         38        Director, Pro-Kids Golf and Learning
Director                    (operator and franchiser of restaurants) until                    Academy (teach golf and computer
                            January 1997.                                                     usage to "at risk" children) since
                                                                                              1998; formerly, Director, Prandium,
                                                                                              Inc. (restaurants) from March 2001
                                                                                              until July 2002.

Candace L. Straight (56)    Private investor and consultant specializing in         38        Director, The Proformance Insurance
Director                    the insurance industry; formerly, Advisory                        Company (personal lines property and
                            Director, Securitas Capital LLC (a global                         casualty insurance company) since
                            private equity investment firm dedicated to                       March 2004; Director, Providence
                            making investments in the insurance sector)                       Washington (property and casualty
                            1998 until December 2002.                                         insurance company) since December
                                                                                              1998; Director, Summit Global
                                                                                              Partners (insurance brokerage firm)
                                                                                              since October 2000.

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                               FUND COMPLEX
 NAME, AGE, ADDRESS (1)                                                        OVERSEEN BY      OTHER DIRECTORSHIPS HELD OUTSIDE
 AND POSITION WITH FUND               PRINCIPAL OCCUPATION(S) (2)                DIRECTOR           FUND COMPLEX BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------------
DIRECTOR WHO IS AN "INTERESTED PERSON"

Edward I. O'Brien* (75)     Formerly, Member, Investment Policy Committee,          38        Director, Legg Mason, Inc.
Director                    Edward Jones 1993-2001; President, Securities                     (financial services holding company)
                            Industry Association ("SIA") (securities                          since 1993; formerly, Director,
                            industry's representative in government                           Boston Financial Group (real
                            relations and regulatory matters at the federal                   estate and tax shelters) 1993-1999.
                            and state levels) 1974-1992; Adviser to SIA,
                            November 1992-November 1993.

* Indicates a director who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Fund by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice President of Neuberger Berman. Mr. O'Brien is an interested person of the Fund by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Fund and other funds or accounts for which NB Management serves as investment manager.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each person has held the positions shown for at least the last five years. The Board of Directors shall at all times be divided as equally as possible into three classes of Directors designated Class I, Class II, and Class III. The terms of office of Class I, Class II, and Class III Directors shall expire at the annual meetings of stockholders held in 2006, 2004, and 2005 respectively, and at each third annual meeting of stockholders thereafter.

DIRECTORS AND OFFICERS (Unaudited) cont'd
-----------------------------------------

INFORMATION ABOUT THE OFFICERS OF THE FUND (OTHER THAN THOSE LISTED ABOVE)

                                           POSITION AND
  NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                        PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (47)          Secretary since 2002               Vice President-Mutual Fund Board Relations, NB Management
                                                                    since 2000; Vice President, Neuberger Berman since 2002
                                                                    and employee since 1999; Vice President, NB Management
                                                                    from 1986 to 1999; Secretary, eleven registered
                                                                    investment companies for which NB Management acts as
                                                                    investment manager and administrator (four since 2002,
                                                                    three since 2003, and one since 2004).

Robert Conti (47)                Vice President since 2002          Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President, Neuberger Berman from 1999 until 2003; Senior
                                                                    Vice President, NB Management since 2000; Controller, NB
                                                                    Management until 1996; Treasurer, NB Management from 1996
                                                                    until 1999; Vice President, eleven registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator (three since 2000, four since
                                                                    2002, three since 2003, and one since 2004).

Brian P. Gaffney (50)            Vice President since 2002          Managing Director, Neuberger Berman since 1999; Senior
                                                                    Vice President, NB Management since 2000; Vice President,
                                                                    NB Management from 1997 until 1999; Vice President,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (three since 2000, four since 2002, three since 2003, and
                                                                    one since 2004).

Sheila R. James (38)             Assistant Secretary since 2002     Employee, Neuberger Berman since 1999; Employee, NB
                                                                    Management from 1991 to 1999; Assistant Secretary, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (seven since
                                                                    2002, three since 2003, and one since 2004).

Kevin Lyons (48)                 Assistant Secretary since 2003     Employee, Neuberger Berman since 1999; Employee, NB
                                                                    Management from 1993 to 1999; Assistant Secretary, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (ten since
                                                                    2003 and one since 2004).

                                     NEUBERGER BERMAN APRIL 30, 2004 (UNAUDITED)

                                           POSITION AND
  NAME, AGE, AND ADDRESS (1)        LENGTH OF TIME SERVED (2)                        PRINCIPAL OCCUPATION(S)
-----------------------------------------------------------------------------------------------------------------------------
John M. McGovern (34)            Assistant Treasurer since 2002     Vice President, Neuberger Berman since 2004; Employee, NB
                                                                    Management since 1993; Assistant Treasurer, eleven
                                                                    registered investment companies for which NB Management
                                                                    acts as investment manager and administrator (seven since
                                                                    2002, three since 2003, and one since 2004).

Barbara Muinos (45)              Treasurer and Principal            Vice President, Neuberger Berman since 1999; Assistant
                                 Financial and Accounting Officer   Vice President, NB Management from 1993 to 1999;
                                 since 2002                         Treasurer and Principal Financial and Accounting Officer,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (seven since 2002, three since 2003, and one since 2004);
                                                                    Assistant Treasurer, three registered investment
                                                                    companies for which NB Management acts as investment
                                                                    manager and administrator from 1996 until 2002.

Frederic B. Soule (57)           Vice President since 2002          Senior Vice President, Neuberger Berman since 2003; Vice
                                                                    President, Neuberger Berman from 1999 until 2003; Vice
                                                                    President, NB Management from 1995 until 1999; Vice
                                                                    President, eleven registered investment companies for
                                                                    which NB Management acts as investment manager and
                                                                    administrator (three since 2000, four since 2002, three
                                                                    since 2003, and one since 2004).

Trani Jo Wyman (34)              Assistant Treasurer since 2002     Employee, NB Management since 1991; Assistant Treasurer,
                                                                    eleven registered investment companies for which NB
                                                                    Management acts as investment manager and administrator
                                                                    (seven since 2002, three since 2003, and one since 2004).

----------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Beginning September 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website at www.nb.com [http://www.nb.com].

                                                [NEUBERGER  BERMAN LOGO]
                                                A LEHMAN BROTHERS COMPANY

                                                NEUBERGER BERMAN MANAGEMENT INC.
                                                605 Third Avenue 2nd Floor
                                                New York, NY 10158-0180
Statistics and projections in this              INTERNAL SALES & SERVICES
report are derived from sources deemed          877.461.1899
to be reliable but cannot be regarded as
a representation of future results of           www.nb.com
the Funds. This report is prepared for
the general information of shareholders
and is not an offer of shares of the            [RECYCLED SYMBOL] DO123 06/04
Funds.

ITEM 2. CODE OF ETHICS

Not Applicable.  Only required in an annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.  Only required in an annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.  Only required in an annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.  Only required in an annual report.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Yet Applicable.  Item applies to periods ending on or after July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.  Only required in an annual report.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Yet Applicable.  Item applies to periods ending on or after June 15, 2004.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1) Not Applicable. Only required in an annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certification provided pursuant to Section 906 of the Sarbanes-Oxley Act is not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.



By:    /s/ PETER E. SUNDMAN
       ------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:    /s/ PETER E. SUNDMAN
       -----------------------
      Peter E. Sundman
      Chief Executive Officer

Date: June 28, 2004



By:     /s/ BARABARA MUINOS
       -----------------------
      Barbara Muinos
      Treasurer and Principal Financial
      and Accounting Officer

Date: June 28, 2004